                                                           File Number 33-79534

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment Number
                      Post-Effective Amendment Number 2

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment Number 2

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                 -----------------------------------------------
                           (Exact Name of Registrant)

                   The Minnesota Mutual Life Insurance Company
                   -------------------------------------------
                               (Name of Depositor)

              400 Robert Street North, St. Paul, Minnesota 55101-2098
              -------------------------------------------------------
               (Depositor's Principal Executive Offices) (Zip Code) Depositor's Telephone Number, Including Area Code: (612) 298-3500

         Dennis E. Prohofsky                               Copy to:
 Vice President, General Counsel and Secretary       J. Sumner Jones, Esq.
 The Minnesota Mutual Life Insurance Company           Jones & Blouch L.L.P.
        400 Robert Street North                  2100 Pennsylvania Avenue, N.W.
     St. Paul, Minnesota 55101-2098                  Washington, D.C. 20037
 (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

       immediately upon filing pursuant to paragraph (b)
   ---
       on May 1, 1995, pursuant to paragraph (b)
   ---
    X  60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
       on (date), pursuant to paragraph (a)(1) of Rule 485
   ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                       INFORMATION REQUIRED IN A PROSPECTUS

                MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                     CROSS REFERENCE SHEET TO PROSPECTUS


                                    Form N-4

  Item
 Number       Caption in prospectus
--------      ---------------------

   1.         Cover Page

   2.         Definitions

   3.         Synopsis

   4.         Condensed Financial Information

   5.         General Descriptions

   6.         Contract Deductions

   7.         Description of the Contracts

   8.         Annuity Period

   9.         Death Benefit

  10.         Crediting Accumulation Units

  11.         Withdrawals and Surrender

  12.         Federal Tax Status

  13.         Legal Proceedings

  14.         Table of Contents of the Statement of Additional Information

GROUP VARIABLE ANNUITY PROSPECTUS

                                MINNESOTA MUTUAL
                       GROUP VARIABLE ANNUITY PROSPECTUS


The group deferred variable annuity contracts (hereinafter "Contracts"), which are more fully described in this Prospectus, are designed to provide benefits under certain retirement programs or plans which qualify for special federal income tax treatment. The Contracts are specifically designed for deferred compensation plans of state and local governments and other tax-exempt organizations as provided in Sections 457 and 403 of the Internal Revenue Code (hereinafter "Code").

  The contract may also be used in other situations where a group annuity contract is desired but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes.

  The owner of a Contract or a Participant under a Contract may elect to have contract values accumulated on a completely variable basis, on a completely fixed basis (as part of Minnesota Mutual's General Account and in which the safety of principal and interest are guaranteed) or on a combination fixed and variable basis. To the extent that contract values are accumulated on a variable basis, they will be a part of the Group Variable Annuity Account. The Group Variable Annuity Account invests its assets in shares of the Portfolios of MIMLIC Series Fund, Inc. (the "Series Fund") or in shares of other registered investment companies or portfolios of such companies (hereinafter "Underlying Funds"). The Underlying Funds which are available under the Contract include the Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, Inc.; the Vanguard/Wellington Fund, Inc.; the Fidelity Contrafund; the Scudder International Fund, a series of Scudder International Fund, Inc.; and the Janus Twenty Fund, a series of the Janus Investment Fund. The variable accumulation value of the Contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Series Fund or such other Underlying Funds selected by the Contract Owner or Participant. The Contract Owner or Participant bears the entire investment risk for any amounts allocated to the Group Variable Annuity Account. The Contract and all interests under it are usually subject to the general interests of creditors of the owner of the Contract (usually the employer).

  The amount of annuity payments may also be variable based upon the experience of the Group Variable Annuity Account or the payments may be fixed. They may also be a combination of both.
  This Prospectus sets forth information that a prospective investor should know before investing in the Group Variable Annuity Account, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further Contract and Group Variable Annuity Account information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 298-3500, or by writing the Group Variable Annuity Account at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears in this Prospectus on page 27.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   [LOGO]

THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
400 ROBERT STREET NORTH
ST. PAUL, MINNESOTA 55101-2098
TELEPHONE: (612) 298-3500


The date of this document and the Statement of Additional Information is:
January 6, 1996



F.47496 Rev. 12-95

INDEX


                                                                                    Page

Definitions.......................................................................     3

Synopsis..........................................................................     4

Expense Table.....................................................................     5

Condensed Financial Information...................................................     9

Financial Statements..............................................................     9

Performance Data..................................................................     9

General Descriptions..............................................................    10

Contract Charges..................................................................    13
    Sales Charges.................................................................    13
    Mortality and Expense Risk Charges............................................    13
    Contract Administrative Charge................................................    13
    Premium Taxes.................................................................    14
    Contract Fee..................................................................    14

Series Fund and Underlying Fund Expenses..........................................    14

Description of the Contracts......................................................    15

Voting Rights.....................................................................    17

Annuity Period....................................................................    17

Death Benefit.....................................................................    20

Crediting Accumulation Units......................................................    20

Withdrawals and Surrender.........................................................    22

Distribution......................................................................    23

Federal Tax Status................................................................    23

Legal Proceedings.................................................................    27

Registration Statement............................................................    27

Statement of Additional Information...............................................    27

DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a Contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a Contract in the General Account and in the Group Variable Annuity Account. Accumulation values may also be determined with respect to each Participant's interest in the Contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CERTIFICATE: a Participant's evidence of Contract rights and privileges or of the amount and terms of annuity payments.

CODE: the Internal Revenue Code of 1986, as amended.


CONTRACT OWNER: the  owner of  the Contract,  which could  be a  state, a  local
government   or   other  tax-exempt   employer  eligible   to  contract   for  a
tax-advantaged plan or any other suitable group owner.


CONTRACT YEAR: a period of one year beginning with the Contract date or a Contract anniversary.

FIXED   ANNUITY:  an  annuity  providing  for  payments  of  guaranteed  amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Group Variable Annuity Account, which shall be in addition to the MIMLIC Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in the Group Variable Annuity Account or in other separate accounts established by us.

GROUP VARIABLE ANNUITY ACCOUNT: a separate investment account called the Minnesota Mutual Group Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets. This Group Variable Annuity Account has several sub-accounts.

PARTICIPANT: a person for whom an interest is maintained under a group variable annuity Contract, prior to the time that annuity payments begin.


PLAN: a tax-qualified plan of state and local governments and other tax-exempt organizations, or a plan sponsored by any other suitable group owner, under which benefits are to be provided by the group variable annuity Contracts described herein.


PURCHASE PAYMENTS: amounts paid to us under a Contract.

SERIES FUND: the MIMLIC Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Group Variable Annuity Account.

UNDERLYING FUND: one of a number of named mutual funds which are investment alternatives for the Group Variable Annuity Account.

UNDERLYING FUND PORTFOLIO: a securities portfolio of an Underlying Fund where it is a mutual fund of the series type.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Group Variable Annuity Account.

WE, US, OUR: The Minnesota Mutual Life Insurance Company.

YOU, YOUR: a Participant under the Contract.

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. YOU MAY FIND IT HELPFUL TO RE-READ THIS SUMMARY AFTER READING THE PROSPECTUS, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE. A GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS MAY BE FOUND UNDER THE HEADING "DEFINITIONS" IN THIS PROSPECTUS ON PAGE 3.

WHAT IS AN ANNUITY?
An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment or accumulation period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?
The Contracts are combination fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date elected by you. Purchase payments received by us under a Contract are allocated either to our General Account or Group Variable Annuity Account, as specified by you. Purchase payments and other values allocated to the General Account will be guaranteed and will accumulate at a rate of interest guaranteed to be no less than 3%. Purchase payments and other values allocated to the Group Variable Annuity Account are invested according to your instructions in one or more Underlying Fund Portfolios and there is no guarantee of investment return or even against investment loss on such allocations.
  This Prospectus describes only the variable aspects of the Contracts, except where fixed aspects are specifically mentioned. Please look to the language of the Contracts for a description of the fixed portion of the Contracts. For more information on the Contracts, see the heading "Description of the Contracts" in this Prospectus.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

This Prospectus offers  only one  type of  Contract, a  group deferred  variable annuity contract (herein "Contract"), designed primarily to be used in tax-advantaged plans of state and local governments and other tax-exempt organizations. These governments or organizations are the owners of the Contracts. The Contract and all interests under it are subject to the general interests of creditors of the owner of the Contract (usually the employer).


HOW DOES A PERSON OBTAIN COVERAGE UNDER THE CONTRACT?
After purchasing a Contract, the Contract Owner will submit an application to us for any employee who desires coverage under the Contract, is eligible to participate in the underlying retirement program and who completes an application. Such a person is then covered by the Contract and its terms, herein a "Participant". A person's employer or the Contract Owner should be consulted for additional information regarding the plan.

HOW IS THE AMOUNT OF PURCHASE PAYMENTS DETERMINED?
As a general matter, the Contract Owner, normally an employer, will report to us the amount of purchase payments by or on behalf of each Participant. There are no minimum amounts or number of purchase payments that are required under the Contract. For deferred compensation programs, the employer or Contract Owner will make purchase payments by or on behalf of a Participant pursuant to the provisions of the underlying deferred compensation plan.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE GROUP VARIABLE ANNUITY ACCOUNT?

Currently purchase payments may be allocated to one or more of the sub-accounts of the Group Variable Annuity Account that invest respectively in the following Series Fund or Underlying Fund Portfolios:


    Growth Portfolio of MIMLIC Series Fund, Inc.,


    Bond Portfolio of MIMLIC Series Fund, Inc.,


    Money Market Portfolio of MIMLIC Series Fund, Inc.,


    Asset Allocation Portfolio of MIMLIC Series Fund, Inc.,

    Mortgage Securities Portfolio of MIMLIC Series Fund, Inc.,


    Index 500 Portfolio of MIMLIC Series Fund, Inc.,


    Capital Appreciation Portfolio of MIMLIC Series Fund, Inc.,


    International Stock Portfolio of MIMLIC Series Fund, Inc.,


    Value Stock Portfolio of MIMLIC Series Fund, Inc.,


    Small Company Portfolio of MIMLIC Series Fund, Inc.,


    Maturing Government Bond Portfolios of MIMLIC Series Fund, Inc. (of which four are available),

    Long-Term  Corporate  Portfolio of  Vanguard  Fixed Income  Securities Fund,
      Inc.,
    Vanguard/Wellington Fund, Inc.,
    Fidelity Contrafund,
    Scudder International Fund, a series of Scudder International Fund, Inc., and

    Janus Twenty Fund, a series of the Janus Investment Fund


  Additional information concerning the investment objectives and policies of the Series Fund Portfolios can be found in the current prospectus for the MIMLIC Series Fund, Inc., which is attached to this Prospectus. The Contracts offer additional Underlying Fund alternatives for investment by the sub-accounts of the Group Variable Annuity Account which are in addition to those options available in the Series Fund. Additional information concerning the investment objectives and policies of these choices, including expenses, are contained in the prospectuses for each such option. Some of these fund alternatives may also be part of a series fund arrangement where not all of an existing fund's investment options are available to the Contract.

  There is no assurance that any Series Fund Portfolio or Underlying Fund will meet its objectives.


CAN YOU CHANGE THE PORTFOLIO SELECTED?
Yes, provided that the Contract Owner and the underlying plan permit it. A Participant may change the allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, a Participant may transfer all or a part of the accumulation value from one Portfolio to another or among the Portfolios. After variable annuity payments begin, transfers of annuity reserves may be made among the sub-accounts of the Group Variable Annuity Account and from those sub-accounts to the General Account. However, once fixed annuity payments begin, no annuity reserves may be transferred out of the General Account.


WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?


The following Contract expense information is intended to illustrate the expenses of the Contract as applied to the Contract and Participant interests thereunder. All expenses are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them.


------------------------------------------------------------------------
EXPENSE TABLE


PARTICIPANT TRANSACTION EXPENSES



    Deferred Sales Load (as a percentage of amount
      surrendered)..............................................          6.0%
                                                                  decreasing uniformly
                                                                  by .0833% for each of
                                                                   the first 72 months
                                                                    from the contract
                                                                          date
    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average account value)
    Mortality and Expense Risk Charges..........................         0.85%**
    Contract Administrative Charge..............................         0.15%**
                                                                          -----
        Total Separate Account Annual Expenses..................          1.00%
                                                                          -----
                                                                          -----
    **Separate account  annual expenses  may be  increased.  See narrative information following these tables.



  SERIES  FUND AND UNDERLYING FUNDS ANNUAL  EXPENSES (AS A PERCENTAGE OF AVERAGE

NET ASSETS FOR THE DESCRIBED SERIES FUND AND UNDERLYING FUNDS)

    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      GROWTH PORTFOLIO
        Management Fees..........................................          .50%
        Other Expenses...........................................          .06%
                                                                          -----
            Total Growth Portfolio Annual Expenses...............          .56%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Growth Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $62        $79        $96       $186
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $16        $49        $85       $186



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      BOND PORTFOLIO
        Management Fees..........................................          .50%
        Other Expenses...........................................          .11%
                                                                          -----
            Total Bond Portfolio Annual Expenses.................          .61%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Bond Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $63        $81        $98       $191
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $16        $51        $88       $191



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      MONEY MARKET PORTFOLIO
        Management Fees..........................................          .50%
        Other Expenses (after expense reimbursement).............          .15%
                                                                          -----
            Total Money Market Portfolio Annual Expenses.........          .65%
                                                                          -----
                                                                          -----

    EXAMPLE--For contracts using the Money Market Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $63        $82       $100       $195
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $17        $52        $90       $195



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      ASSET ALLOCATION PORTFOLIO
        Management Fees..........................................          .50%
        Other Expenses...........................................          .06%
                                                                          -----
            Total Asset Allocation Portfolio Annual Expenses.....          .56%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Asset Allocation Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $62        $79        $96       $186
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $16        $49        $85       $186



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSS (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      MORTGAGE SECURITIES PORTFOLIO
        Management Fees..........................................          .50%
        Other Expenses...........................................          .10%
                                                                          -----
            Total Mortgage Securities Portfolio Annual                     .60%
              Expenses...........................................
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Mortgage Securities
      Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $63        $80        $98       $190
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $16        $50        $87       $190

    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      INDEX 500 PORTFOLIO
        Management Fees..........................................          .40%
        Other Expenses...........................................          .10%
                                                                          -----
            Total Index 500 Portfolio Annual Expenses............          .50%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Index 500 Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $62        $77        $93       $179
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $15        $47        $82       $179



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      CAPITAL APPRECIATION PORTFOLIO
        Management Fees..........................................          .75%
        Other Expenses...........................................          .08%
                                                                          -----
            Total Capital Appreciation Portfolio Annual                    .83%
              Expenses...........................................
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Capital Appreciation
      Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $65        $87       $110       $215
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $19        $58        $99       $215



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      INTERNATIONAL STOCK PORTFOLIO
        Management Fees..........................................          .82%
        Other Expenses...........................................          .42%
                                                                          -----
            Total International Stock Portfolio Annual                    1.24%
              Expenses...........................................
                                                                          -----
                                                                          -----

    EXAMPLE--For contracts using the International Stock
      Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $69        $99       $130       $257
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $23        $70       $120       $257



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      VALUE STOCK PORTFOLIO
        Management Fees..........................................          .75%
        Other Expenses (after expense reimbursement).............          .15%
                                                                          -----
            Total Value Stock Portfolio Annual Expenses..........          .90%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Value Stock Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $66        $89       $113       $222
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $19        $60       $103       $222



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolio)
      SMALL COMPANY PORTFOLIO
        Management Fees..........................................          .75%
        Other Expenses (after expense reimbursement).............          .14%
                                                                          -----
            Total Small Company Portfolio Annual Expenses........          .89%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using the Small Company Portfolio:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $66        $89       $113       $221
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $19        $59       $102       $221

    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolios)
      MATURING GOVERNMENT BOND 1998 AND MATURING GOVERNMENT BOND
        2002 PORTFOLIOS
        Management Fees (.05% until April 30, 1998 and .25%                .05%
          thereafter)............................................
        Other Expenses (after expense reimbursement).............          .15%
                                                                          -----
            Total Portfolio Annual Expenses......................          .20%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using these two Portfolios:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $59        $68        $77       $145
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $12        $38        $66       $145



    MIMLIC SERIES FUND, INC. ANNUAL EXPENSES (as a percentage of
      MIMLIC Series Fund average net assets for the described
      Portfolios)
      MATURING GOVERNMENT BOND 2006 AND MATURING GOVERNMENT BOND
        2010 PORTFOLIOS
        Management Fees..........................................          .25%
        Other Expenses (after expense reimbursement).............          .15%
                                                                          -----
            Total Portfolio Annual Expenses......................          .40%
                                                                          -----
                                                                          -----
    EXAMPLE--For contracts using these two Portfolios:



                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your contract at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $61        $74        $87       $168
        If you annuitize at the end of the applicable time
          period:*
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets:...      $14        $44        $77       $168

    VANGUARD FIXED INCOME SECURITIES FUND, INC.--LONG-TERM
      CORPORATE PORTFOLIO
        Investment Advisory Fees.................................         0.04%
        Management Expenses......................................         0.24%
        Other Expenses...........................................         0.04%
                                                                          -----
            Total Vanguard Fixed Income Securities Fund,
              Inc.--Long-
              Term Corporate Portfolio Annual Expenses...........         0.32%
                                                                          -----
                                                                          -----
    EXAMPLE--for Contracts using the Vanguard Fixed Income
      Securities Fund, Inc.--Long-Term Corporate Portfolio:


                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your Certificate at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $60        $71        $82       $157
        If you annuitize at the end of the applicable time period
          or if you do not surrender your Certificate:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $13        $41        $71       $157

    VANGUARD/WELLINGTON FUND, INC.
        Investment Advisory Fees.................................         0.06%
        Management and Administrative Expenses...................         0.26%
        Other Expenses...........................................         0.03%
                                                                          -----
            Total Vanguard/Wellington Fund, Inc. Annual
              Expenses...........................................         0.35%
                                                                          -----
                                                                          -----
    EXAMPLE--for Contracts using the Vanguard/Wellington Fund,
      Inc.:

                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your Certificate at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $60        $73        $85       $162
        If you annuitize at the end of the applicable time period
          or if you do not surrender your Certificate:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $14        $43        $74       $162

    FIDELITY CONTRAFUND
        Investment Advisory Fees.................................         0.70%
        Other Expenses (after expense reimbursement).............         0.30%
                                                                          -----
            Fidelity Contrafund Annual Expenses..................         1.00%
                                                                          -----
                                                                          -----

    EXAMPLE--for Contracts using the Fidelity Contrafund:

                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your Certificate at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $67        $92       $118       $233
        If you annuitize at the end of the applicable time period
          or if you do not surrender your Certificate:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $20        $63       $108       $233


    SCUDDER INTERNATIONAL FUND
        Investment Advisory Fees.................................         0.83%
        Other Expenses...........................................         0.36%
                                                                          -----
            Scudder International Fund Annual Expenses...........         1.19%
                                                                          -----
                                                                          -----
    EXAMPLE--for Contracts using the Scudder International Fund:


                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your Certificate at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $69        $98       $129       $254
        If you annuitize at the end of the applicable time period
          or if you do not surrender your Certificate:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $22        $69       $118       $254


    JANUS TWENTY FUND
        Management Fee...........................................         0.67%
        Other Expenses...........................................         0.35%
                                                                          -----
            Janus Twenty Fund Annual Expenses....................         1.02%
                                                                          -----
                                                                          -----
    EXAMPLE--for Contracts using the Janus Twenty Fund:


                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                   --------   --------   --------   --------
        If you surrender your Certificate at the end of the
          applicable time period:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $67        $93       $119       $235
        If you annuitize at the end of the applicable time period
          or if you do not surrender your Certificate:
            You would pay the following expenses on a $1,000
              investment, assuming 5% annual return on assets....      $21        $63       $109       $235

  The tables shown above are to assist a Contract Owner or Participant in understanding the costs and expenses that a Participant's interest in the Contract will bear directly or indirectly. For more information on Contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. We reserve the right to increase the mortality and expense risk charge to 1.25%. We also reserve the right to increase the administrative charge to .40% if, and to the extent that, the costs of administering the Contracts exceed .15%. However, no such increases are anticipated. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. Surrender amounts in years shown reflect the Participant's ability to withdraw an amount equal to ten percent of the accumulation value at the end of the previous calendar year without the imposition of the deferred sales charge. The tables show the expenses of the Series Fund and Underlying Funds after expense reimbursement, if any. Had the Money Market Portfolio paid all fees and expenses for the year ending December 31, 1994, the ratio of expenses to average daily net assets would have been .72%. A portion of brokerage commissions that Fidelity Contrafund paid was used to reduce fund expenses. Without this reduction, the total Fidelity Contrafund annual expenses would have been 1.03%.
  The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The Contract has a guaranteed death benefit if a Participant dies before annuity payments have started. The death benefit shall be equal to the greater of: (1) the amount of the Participant's accumulation value payable at death; or
(2) the amount of the total purchase payments paid to us by or on behalf of a Participant, less all prior Participant Contract withdrawals or transfers. A transfer for this purpose is the application of an amount from this Contract to another investment alternative available in the Contract Owner's underlying plan.


WHAT ANNUITY OPTIONS ARE AVAILABLE?
The Contracts specify several annuity options. Each annuity option may be elected on either a variable annuity or fixed annuity basis or a combination of the two. Other annuity options may be available from us on request. The specified annuity options are a life annuity; a life annuity with a period certain of either 120 months, 180 months or 240 months; a joint and last survivor annuity and a period certain annuity.

WHAT IF A CONTRACT PARTICIPANT DIES?
If a Participant dies before payments begin, we will pay the Participant's guaranteed death benefit of the Contract as a death benefit to the named beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected.

WHAT VOTING RIGHTS DO YOU HAVE?
Participants and annuitants will be able to direct us as to how to vote shares of the Series Fund held for their Certificates.

CONDENSED FINANCIAL INFORMATION

The financial statements of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account may be found in the Statement of Additional Information.
  The table below gives per unit information about the financial history of each sub-account for period from September 2, 1994, commencement of operations, to December 31, 1994. This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Group Variable Annuity Account included in the Statement of Additional Information.


MIMLIC Money Market Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $1.011
  Number of units outstanding at end of period..............................    318,636

Vanguard Long-Term Corporate Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $0.989
  Number of units outstanding at end of period..............................    275,796

Vanguard Wellington Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $0.977
  Number of units outstanding at end of period..............................  1,363,274

MIMLIC Index 500 Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $0.979
  Number of units outstanding at end of period..............................    261,150

Fidelity Contrafund Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $0.981
  Number of units outstanding at end of period..............................  4,870,232

Scudder International Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $0.934
  Number of units outstanding at end of period..............................  1,807,445

Janus Twenty Sub-Account:
  Unit value at beginning of period.........................................     $1.000
  Unit value at end of period...............................................     $0.959
  Number of units outstanding at end of period..............................    444,821


------------------------------------------------------------------------
FINANCIAL STATEMENTS

The financial statements of Minnesota Mutual Group Variable Annuity Account and The Minnesota Mutual Life Insurance Company's financial statements are included in the Statement of Additional Information.

------------------------------------------------------------------------
PERFORMANCE DATA

From time to time the Group Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market sub-account, the Group Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Group Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Group Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Group Variable Annuity Account will reflect charges made pursuant to the terms of the Contracts offered by this Prospectus and charges of the Series Fund or Underlying Funds. The various performance figures used in Group Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

MONEY  MARKET  SUB-ACCOUNT YIELD.       Yield  quotations for  the  Money Market
sub-account  are  based  on  the  income  generated  by  an  investment  in  the sub-account over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the sub-account is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment. Yield and effective yield figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.

TOTAL RETURN FIGURES. Cumulative total return figures may also be quoted for all sub-accounts. Cumulative total return is based on a hypothetical $1,000 investment in the sub-account at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period. Cumulative total return figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.
  All cumulative total return figures published for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to the Group Variable Annuity Account's registration statement. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the surrender value of that investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract and to the length of the period advertised. Such average annual total return figures may also be accompanied by average annual total return figures, for the same or other periods, which do not reflect the deduction of any applicable deferred sales charges.

------------------------------------------------------------------------
GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
The Minnesota Mutual Life Insurance Company is a mutual life insurance company organized in 1880 under the laws of Minnesota. Its home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098 (612 298-3500). It is licensed to do a life insurance business in all states of the United States (except New York, where it is an authorized reinsurer), the District of Columbia, Canada, and Puerto Rico.

B.  MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
On June 14, 1993, the Board of Trustees of Minnesota Mutual established the Minnesota Mutual Group Variable Annuity Account (the "Group Variable Annuity Account") in accordance with Minnesota Insurance Law. The Group Variable Annuity Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws.
  The Minnesota law under which the Group Variable Annuity Account was established provides that the assets of the Group Variable Annuity Account shall not be chargeable with liabilities arising out of any other business which Minnesota Mutual may conduct, but shall be held and applied exclusively for the benefit of the holders of those variable annuity Contracts for which the separate account was established. The investment performance of the Group Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any other separate accounts which we may have established or may later establish. All obligations under the Contracts are general corporate obligations of Minnesota Mutual.

  The Group Variable Annuity Account currently has sub-accounts to which Contract Owners and Participants may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Fund or an underlying Fund. Additional sub-accounts may be added at our discretion.


C.  MIMLIC SERIES FUND, INC.
The Group Variable Annuity Account may invest in MIMLIC Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type. The Series Fund is registered with the Securities and Exchange Commission as a diversified, open-end management investment company, but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to our separate accounts. Shares are sold and redeemed at net asset value. In the case of a newly issued Contract or interest under it, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the Contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined following the day we receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding Contracts, purchases of shares of the Portfolio of the Series Fund for the Group Variable Annuity Account are made at the net asset value of such shares next determined after receipt by us of Contract purchase payments.
  The Series  Fund's  investment  adviser is  MIMLIC  Asset  Management  Company
("MIMLIC Management"). It acts as an investment adviser to the Series Fund pursuant to an advisory agreement. MIMLIC Management is a subsidiary of Minnesota Mutual.
  Shares of the Portfolios of the Series Fund are also sold to other Minnesota Mutual separate accounts, which are used to receive and invest premiums paid under variable life policies and variable annuity contracts. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Series Fund simultaneously. Although Minnesota Mutual does not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Series Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance law, (2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Series Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.
  The investment objectives and certain policies of the Portfolios of the Series Fund available in the Contract are as follows:


    The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.



    The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.



    The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.



    The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.



    The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.



    The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.



    The Capital Appreciation Portfolio seeks growth of capital. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any equity investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.



    The International Stock Portfolio seeks long-term capital growth. In pursuit of this objective the International Stock Portfolio will follow a policy of investing in stocks issued by companies, large and small, and debt obligations of companies and governments outside the United States. Current income will be incidental to the objective of capital growth. The Portfolio is designed for persons seeking international diversification. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.



    The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common or preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.



    The Value Stock Portfolio seeks the long-term accumulation of capital. In pursuit of this objective, the Value Stock Portfolio will follow a policy of investing primarily in the equity securities of companies which, in the opinion of the adviser, have market values which appear low relative to their underlying value or future earnings and growth potential. As it is anticipated that the Portfolio will consist in large part of dividend-paying common stocks, the production of income will be a secondary objective of the Portfolio.



    The Maturing Government Bond Portfolios seek to provide as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. In pursuit of this objective each of the four Maturing Government Bond Portfolios seek to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future through investment in a portfolio composed primarily of zero coupon securities. These are securities that pay no cash income and are sold at a discount from their par value at maturity. The current target dates for the maturities of these Portfolios are 1998, 2002, 2006 and 2010, respectively. On maturity the Portfolio will be converted to cash and reinvested at the direction of the contract owner. In the absence of instructions, liquidation proceeds will be allocated to the Money Market Portfolio.


  A prospectus for the Series Fund is attached to this Prospectus and prospectuses for the other Underlying Funds are distributed with this Prospectus or are available upon request. A person should carefully read this Prospectus and the prospectus for any Underlying Fund Portfolio to which payments are to be allocated before investing in the Contracts.

D.  UNDERLYING FUNDS
In addition to the investment made by the Group Variable Annuity Account in shares of the Series Fund, the Contracts also provide for sub-accounts of the Group Variable Annuity Account which invest in shares of other registered investment companies. These Underlying Fund options may not be available in all Contracts issued by us and Participants should consult with their employer and plan sponsor to determine the availability of these options under the Contract available to them. As of the date of this Prospectus, sub-accounts have been established which allow for investment in shares of the following:

    Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, Inc., (a corporate and government bond fund); Vanguard/Wellington Fund, Inc., a balanced equity fund; Fidelity Contrafund, a growth equity fund; Scudder International Fund, an international stock fund; and Janus Twenty Fund, a growth equity fund.

  The investment objectives and certain policies of the Underlying Funds available under the Contract are as follows:

    The Vanguard Long-Term Corporate Portfolio, part of the Vanguard Fixed Income Securities Fund, Inc., seeks to provide investors with a high level of income consistent with the maintenance of principal and liquidity. This Portfolio invests in a diversified portfolio of investment grade corporate and government bonds. This Portfolio is exposed to substantial interest rate risk because of the length of its average maturity and it may exhibit high to very high price fluctuations due to changing interest rates. The possibility that corporate bonds held by the Portfolio will be repaid prior to maturity is an additional risk associated with this Portfolio.

    The Vanguard/Wellington Fund, Inc. seeks to provide conservation of principal, a reasonable income return, and profits without undue risk. This Fund invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Fund's total assets.

    Fidelity Contrafund seeks long-term growth by investing in stocks. This Fund invests in companies that are currently "out of favor" with the public but show potential for capital appreciation. The Fund invests in both well-known and lesser-known companies believed to be undervalued due to overly pessimistic appraisals by the market. The Fund invests primarily in common stock and convertible securities, with a bias toward medium- and smaller-capitalization companies.

    The Scudder International Fund, a series of Scudder International Fund, Inc., seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. It generally invests in equity securities of established companies that are listed on foreign exchanges which the Adviser believes have favorable characteristics, but may also invest up to 20% of its total assets in debt securities of foreign governments, supranational organizations and private issuers. The Fund seeks to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry. Foreign investing involves exposure to special risks, including economic or political instability and currency fluctuation.

    The Janus Twenty Fund, a series of the Janus Investment Fund, seeks growth of capital in a manner consistent with the preservation of capital. This nondiversified Fund seeks to invest in companies that the portfolio manager believes offer rapid growth potential. Under normal circumstances, this account will concentrate its holdings--owning stock in as few as 20 to 30 companies. The risk of loss may be greater than would exist with a more diversified account.

  Some of these shares are available not only to insurance company separate accounts, but may also be available to the public generally, which may have a bearing on the question of whether the Contracts may be considered annuity contracts for tax purposes. For more information, please see the heading "Federal Tax Status" in this Prospectus on page 23. Persons considering sub-account investments in these Funds should obtain a current prospectus for those Funds from the Funds or the Contract Owners before investing in those sub-accounts.

E.  ADDITIONS, DELETIONS OR SUBSTITUTIONS
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Group Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for Contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

  Investment in all Series Fund or Underlying Fund options may not be available, and may be restricted by the Contract Owner. For example, the Contract held by the Chuch of the Nazarene Tax- Sheltered Annuity Plan makes available the Underlying Fund options and the Money Market, Growth, Asset Allocation, and Index 500 Portfolios of the Series Fund. The Contract held by the Minnesota State Deferred Compensation Plan makes available the Underlying Fund options and the Money Market and Index 500 Portfolios of the Series Fund. The Minnesota State Colleges and University 403(b) Program makes available all of the portfolios of the Series Fund.

  We may also establish additional sub-accounts in the Group Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Group Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Group Variable Annuity Account. The basis of offering additional investment options to existing Contract Owners is subject to our discretion.
  We also reserve the right, when permitted by law, to de-register the Group Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Contract Owners, and to combine the Group Variable Annuity Account with one or more of our other separate accounts.

------------------------------------------------------------------------
CONTRACT CHARGES

A.  SALES CHARGES
No sales charge is deducted from the purchase payments for these Contracts. However, when a Participant's accumulation value is reduced by a withdrawal or surrender, a deferred sales charge may be deducted for expenses relating to the sale of the Contracts.
  The deferred sales charge is deducted from the Participant's remaining accumulation value except in the case of a surrender, where it reduces the amount distributed. We will deduct the deferred sales charge proportionally from the Participant's fixed and variable accumulation value.
  The amount of the deferred sales charge, expressed as a percentage of the Participant's accumulation value withdrawn, is shown in the following table. Percentages are shown as of the Participant's date of initial Contract participation and the end of each of the first six years of participation. The percentages decrease uniformly each month for 72 months from the initial date. In no event will the sum of the deferred sales charges exceed 9% of the purchase payments made by or on behalf of that Participant under a Contract.

               END OF                      DEFERRED
         PARTICIPATION YEAR              SALES CHARGE
-------------------------------------  -----------------
         Participation Date                       6%
                  1                               5%
                  2                               4%
                  3                               3%
                  4                               2%
                  5                               1%
                  6                               0%

These sales charges may be waived in certain circumstances where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sales of the Contracts on the basis of purchase payments made under the Contract and where the Contract is sold in anticipation of reduced expenses.

B.  MORTALITY AND EXPENSE RISK CHARGES
We assume the mortality risk under the Contracts by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the Contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the Contract. In addition, we assume mortality risk in the formulation of death benefit provided by the Contract. See the heading "Death Benefit" herein.
  We assume an expense risk by assuming the risk that deductions provided for in the Contracts for the sales and administrative expenses will be adequate to cover the expenses incurred.
  For assuming these risks, we currently make a deduction from the Group Variable Annuity Account at the annual rate of .40% for the mortality risk and
 .45% for the expense risk. We reserve the right to increase the charge for the assumption of mortality risks to not more than .60% and the expense risks to not more than .65%. If this charge is increased to this maximum amount, then the total of the mortality risk charge and expense risk charge would be 1.25% on an annual basis.

  If these deductions prove to be insufficient to cover the actual cost of the expense and mortality risks assumed by us, then we will absorb the resulting losses and make sufficient transfers to the Group Variable Annuity Account from our general account, where appropriate. Conversely, if these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit (or "surplus") to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.


C.  CONTRACT ADMINISTRATIVE CHARGE
We perform all administrative services relative to the Contract. These services may include the review of the applications for compliance with our issue criteria, the preparation and issue of contracts and certificates, the receipt of purchase payments, forwarding them to the Series Fund or other fund managers for investment, the preparation and mailing of periodic reports and the performance of other services.
  As consideration for providing these services we currently make a deduction from the Group Variable Annuity Account at the annual rate of .15% for contract administration. We reserve the right to increase this administrative charge to not more than .40%.
  The administrative charge is designed to cover the administrative expenses incurred by us under the Contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the Contract.

D.  PREMIUM TAXES
Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. There are currently no premium taxes which are applicable to the Contracts, but we reserve the right to make such a deduction should they become applicable to this Contract in the future.

E.  CONTRACT FEE
For Participants who elect a fixed annuity, there is a charge of $200 which is taken as a contract fee whenever fixed annuity payments are elected and purchased at rates guaranteed by the Contract. This fee will also be deducted when amounts are transferred for additional fixed annuity income once fixed annuity payments have begun.


------------------------------------------------------------------------

SERIES FUND AND UNDERLYING FUND EXPENSES


MIMLIC Management, one of our subsidiaries, acts as the investment adviser to the Series Fund and deducts from the net asset value of each Portfolio of the Series Fund a fee for its services which are provided under an investment advisory agreement. In addition, MIMLIC Asset Management Company, one of our subsidiaries, acts as the investment adviser to the Fund and deducts from the net asset value of each Portfolio of the Fund a fee for its services which are provided under an investment advisory agreement. The investment advisory agreements provide that the fee shall be computed at the annual rate which may not exceed .4% of the Index 500 Portfolio, .75% of the Capital Appreciation, Value Stock and Small Company Portfolios, 1% for the International Stock Portfolio and .5% of each of the remaining Portfolio's average daily net assets other than the Maturing Government Bond Portfolios. The Maturing Government Bond Portfolios pay an advisory fee equal to an annual rate of .25% of average daily net assets, however, the Portfolio which matures in 1998 will pay a rate of .05% from its inception to April 20, 1998, and .25% thereafter and the Portfolio which matures in 2002 will pay a rate of .05% from its inception to April 30, 1998, and .25% thereafter of average daily net assets.

  The Underlying Funds available to the sub-accounts of the Group Variable Annuity Account will also have advisory fees and expenses associated with the management of the assets in those alternatives according to the agreement that each has with its investment adviser. The adviser for each and a brief summary of the advisory arrangement for each is as follows:

      The Vanguard Fixed Income Securities Fund, Inc. has the Wellington Management Company as the investment adviser for the Long-Term Corporate Portfolio. It pays the adviser a fee at the end of each fiscal quarter, calculated by applying a rate, based on the following percentages, to the Fund's average month-end assets for the quarter: for the first $2.5 billion, at a rate of .125%; for the next $2.5 billion, at a rate of .100%; for the next $2.5 billion, at a rate of .075% and over $7.5 billion, at a rate of .050%. The advisory fee is apportioned among the three Portfolios of the Fund according to a formula and pursuant to that allocation formula, the fee to the Long-Term Corporate Portfolio is reduced by 50% from that applicable to the Fund.

    The Vanguard/Wellington Fund, Inc. has as its adviser the Wellington Management Company. It pays the adviser a fee at the end of each fiscal quarter, calculated by applying a rate, based on the following percentages, to the Fund's average month-end assets for the quarter: For the first $500 million, at a rate of .125%; for the next $500 million, at a rate of .100%; for the next $1 billion, at a rate of .075%; for the next $1 billion, at a rate of .050%; over $3 billion, at a rate of .040%.


    The Fidelity Contrafund has as its adviser Fidelity Management & Research Company ("FMR"), a subsidiary of FMR Corp. The management fee paid to FMR is determined by taking a basic fee and then applying a performance adjustment which, in turn, depends on how well the Fund has performed relative to the S&P 500. The basic fee is calculated by adding an aggregated fund fee rate to an individual fund fee rate and multiplying that amount by the Fund's average net assets. The aggregated fund fee rate cannot rise above .52% and it drops as total assets under management increases. As of December, 1994, the basic fee rate was .62%. After applying the performance adjustment, the total management fee for fiscal 1994 was .70%. The maximum annualized performance adjustment rate is plus or minus .20%.



    The Scudder International Fund has as its adviser Scudder, Stevens & Clark, Inc. For the fiscal year ended March 31, 1995, the adviser received an investment management fee of 0.83% of the Fund's average daily nets assets on an annual basis. The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.


    The Janus Twenty Fund has as its adviser Janus Capital Corporation. The advisory fee paid to the adviser for the fiscal period ended on October 31, 1994 amounted to .67%.

------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS

The following material is intended to provide a general description of the terms of the Contracts. In the event that there are questions concerning the Contracts which are not discussed or should you desire additional information, then inquires may be addressed to us at: Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. Our phone number is: (612) 298-3500.

1.  TYPE OF CONTRACT OFFERED
GROUP DEFERRED VARIABLE ANNUITY CONTRACT

The Contract is a group deferred variable annuity contract which is offered to employers and plan sponsors which are eligible to purchase group contracts which are to be used in connection with tax-advantaged plans of state and local governments and other tax-exempt organizations. The type of plans for which the Contract is suitable are described in Sections 457 and 403 of the Internal Revenue Code. The Contract provides rights and options to individuals who participate under such plans; the Contracts may not be purchased directly by individuals. The contract may also be used in other situations where a group annuity contract is desired but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes.

2.  ISSUANCE OF CONTRACTS

The Contracts are issued by us to sponsors of eligible plans upon their application. In a typical plan, the sponsor or eligible governmental unit is the owner of the Contract and will designate individuals eligible to participate in the Contract as a Participant. The Contract and all interests under it are usually subject to the general interests of creditors of the owner of the Contract (usually the employer).


3.  MODIFICATION OF CONTRACTS
The Contract may be modified at any time by written agreement between us and the owner of the Contract. However, no such modification will adversely affect the rights of a Participant under the Contract unless the modification is made to comply with a law or government regulation.

4.  ANNUITY PAYMENTS
Variable annuity payments are determined on the basis of: (a) the mortality table specified in the Contract, which reflects the age of the annuitant; (b) the type of annuity payment option selected; and (c) the investment performance of the Group Variable Annuity Account and its sub-accounts. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in an expense in excess of the expense deduction provided for in the Contract. The annuitant electing to receive all or a part of his or her payments as a variable annuity will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Group Variable Annuity Account, and thus the annuity payments will vary with the investment experience of the assets of the applicable Group Variable Annuity Account.

5.  ASSIGNMENT
A Participant's accumulation value may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, that value and benefits payable under the Contract shall be exempt from the claims of creditors. The assets of the plan are, however, subject to the claims of the general creditors of the Contract Owner (usually the employer).

6.  LIMITATIONS ON PURCHASE PAYMENTS

The amount of purchase payments to be paid by the Contract Owner by or on behalf of a Participant shall be determined by the Contract Owner in accordance with the provisions of the underlying plan. All purchase payments are payable at our Home Office which is located at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.


7.  SUSPENSION AND TERMINATION OF PURCHASE PAYMENTS
A Contract Owner may suspend making purchase payments by giving 60 days' written notice to us. The suspension may be with respect to all Participants or only as to such class or classes of Participants as may be specified by the Contract Owner. Purchase payments may be resumed as to those suspended Participants by written notice to us.

  Under some contracts, the Contract Owner may at any time terminate the Contract should we fail to perform under the Contract and not cure any found deficiency or should our activities be classified as misfeasance, malfeasance or fraud. Some Contracts may also be terminated should we have a material change in our financial condition as measured by the standard insurance company rating agencies.


  We may terminate the Contract at any date by written notice to the Contract Owner in the event that the Contract is no longer part of a qualified Section 457 or Section 403 plan or if we determine that a Contract amendment is necessary and the Contract Owner does not assent to such an amendment.

  After termination of the Contract, we will accept no further purchase payments. Termination will have no effect on Participants as to whom annuity payments have begun. As to Participants with a current accumulation value, those values will continue to be maintained under the Contract until: (a) withdrawn to provide plan benefits, (b) applied to provide annuity payments or (c) transferred to the Contract Owner. So long as Participant Accumulation Values are maintained under the Contract, the withdrawal and transfer provisions continue to apply to those values on the same basis as prior to Contract termination.
  If amounts are to be transferred to the Contract Owner on termination of the Contract, those accumulation values attributable to the Group Variable Annuity Account will be transferred within seven days after the Contract termination. However, Minnesota Mutual reserves the right to defer payment for any period during which the New York Stock Exchange is closed for trading or when the

Securities and Exchange Commission has determined that a state of emergency exists which may make such determination and payment impractical.
  General Account values payable to the Contract Owner on termination are subject to current valuation procedures and payment of the General Account accumulation value or market value to the Contract Owner, as may be either in a lump sum or in installments over a five year period as the Contract Owner may elect. However, in any event we guarantee that on the termination of the Contract, Participant General Account market values will not be less than the sum of all allocations made to the General Account by or on behalf of each Participant, accumulated at 3% per annum, less any Participant withdrawal, any applicable deferred sales charge and less any transfers of General Account accumulation values to the Group Variable Annuity Account.

8.  CONTRACT SETTLEMENT
Whenever any payment of an amount under the Contract attributable to the Group Variable Annuity Account is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the Contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Group Variable Annuity Account or to fairly determine the value of the assets of the Group Variable Annuity Account; or

    (c) such other periods as the Commission may by order permit for the protection of the Contract Owners.

9.  PARTICIPATION IN DIVISIBLE SURPLUS
The Contract is a participating Contract. The portion, if any, of our divisible surplus accruing on this Contract shall be determined annually by us and shall be credited to the Contract on such a basis as we may determine. We do not anticipate any divisible surplus and do not anticipate making dividend payments to Contract Owners under the Contract.


10.  CONTRACT LOANS


A Participant under a Contract which satisfies the requirements of Code Section 403 as a tax-sheltered annuity (a "TSA Contract") and under a plan which provides for loans may take a loan from us with the Contract as security for the loan, to the extent that such loans are permitted by applicable state law. The maximum loan available is the lesser of (a) or (b), where (a) is $50,000 and (b) is the greater of (i) one-half of the Participant's Accumulation Value less any applicable deferred sales charge or (ii) the Participant's Accumulation Value up to the amount of $10,000, less the amount of interest that would be charged during the first quarter that the loan would be outstanding and less any applicable deferred sales charge. Such a loan taken from, or secured by, a TSA Contract may have federal income tax consequences. See "Federal Tax Status" on Page below. The maximum loan amount is determined as of the date we receive a Participant's request for a loan. This minimum loan amount is $1,000.


  Upon receiving a written request for a loan, we will send the Participant a loan application and agreement for his or her signature. We will charge interest in arrears. Restrictions other than the maximum loan amount which apply to loans are:



    (a) Only one loan may be outstanding at any time;



    (b) A period of at least three months is required between the repayment of a loan and the application for a new loan;



    (c) If there is an outstanding loan on the Contract, then any withdrawals will be limited to the Accumulation Value, less the outstanding loan principal, less any interest due, and less any applicable deferred sales charge;



    (d) A loan is not available if annuity payments have begun; and



    (e) The TSA loan account portion of a Participant's interest in the Contract may not be transferred to the Group Variable Annuity Account when a loan is outstanding, provided, however, that a single transfer from the TSA loan account will be allowed each calendar year in an amount no more than the TSA loan account value less the outstanding loan principal, less the outstanding interest, and less any applicable deferred sales charge.


  The loan amount requested, plus the first quarter's interest, plus any applicable deferred sales charge, will be transferred from the portion of the Participant's Accumulation Value allocated to the Group Variable Annuity Account to the General Account on the date the loan application is approved. Unless the Participant directs us otherwise, amounts will be transferred from sub-accounts of the Group Variable Annuity Account in the same proportion that the Participant's allocations to each sub-account bears to his or her total allocations to the Group Variable Annuity Account prior to the loan.



LOAN INTEREST AND TSA LOAN ACCOUNT INTEREST


  The interest rate charged on a loan is variable and will be set on the first day of each calendar quarter. It will apply to the outstanding loan principal in that calendar quarter. The loan interest rate will not exceed the greater of the "published monthly average" for the calendar month ending two months before the beginning of the calendar quarter or the "interest rate in effect on the Contract" plus 1%. The "published monthly average" means the Moody's Composite Average of Yields on Bonds as published by the Moody's Investors Service. The "interest rate in effect on the Contract" is the interest rate credited on portions of Accumulation Value allocated to the General Account, including amounts held in the TSA loan account.


  The interest rate credited to allocations of Accumulation Value to the General Account will also be credited to the TSA loan account, which will have the effect of reducing the effective interest rate to be paid on the loan to the difference between the interest rate paid on the loan and that credited on the TSA loan account. A loan will have a permanent effect on the Participant's Accumulation Value. The effect could be either positive or negative, depending upon whether the investment results of the sub-accounts are greater or lesser than the interest rate credited on the TSA loan account.



LOAN REPAYMENT


Repayment must be made in substantially equal payments over a period of five years or less. Early repayment may be made without penalty at any time. When the loan is repaid, then the TSA loan account terminates, and the amounts remain in the General Account. A Participant may reallocate these amounts among the General Account and the sub-account of the Separate Account by exercising his or her Contract's transfer rights.


  If a Participant withdraws all of his or her Accumulation Value while a loan is outstanding, then the loan is due at the time of the withdrawal. If the loan is not repaid prior to the complete withdrawal, the payment on withdrawal will be the Participant's Accumulation Value, less the outstanding loan principal, less any interest due, and less any applicable deferred sales charges. In addition, depending upon the Participant's circumstances, such a withdrawal may result in income taxation, tax penalties and disqualification of the Participant's interest in the Contract as a tax-sheltered annuity.


  Failure to meet the requirements of the loan agreement will result in its termination. Loan amounts will then be treated as distributions under the contract. Treatment of a loan as a distribution will result in taxable income under applicable tax rules. In addition, depending upon the Participant's circumstances, it may result in income taxation, tax penalties, and disqualification of the Participant's interest in the contract as a tax-sheltered annuity. If there is a distribution, the Participant's
Accumulation Value will be reduced by the amount of the outstanding loan principal, reduced by any interest due, and reduced by any applicable deferred sales charge on that amount.

VOTING RIGHTS

We will vote in our discretion shares of Underlying Funds other than Portfolios of the Series Fund held in the Group Variable Annuity Account. We also will vote the Series Fund Portfolio shares held in the Group Variable Annuity Account, but will do so in accordance with instructions received from Participants with values allocated to sub-accounts investing in shares of those Series Fund Portfolios. We will vote all shares of a Series Fund Portfolio held by the Group Variable Annuity Account for which no voting instructions are received from Participants in the same proportion as shares held by the Group Variable Annuity Account for which such instructions have been received. If, however, the 1940 Act or any regulation thereunder should change so that we may be allowed to vote such shares in our own right, then we may elect to do so.
  Voting instructions for votes of Series Fund Portfolio shares are to be provided during the accumulation period by Participants with values allocated to sub-accounts investing in those Portfolios and during the annuity period by annuitants with annuity reserves allocated to those sub-accounts. In each case, the value of the amounts so allocated on behalf of a Participant or annuitant will be divided by net asset value per share of the applicable Series Fund Portfolio shares to determine the number of shares for which voting instructions may be provided by the Participant or annuitant. In either case, instructions for voting fractional shares will be recognized. We shall notify Participants or annuitants who are entitled to provide such voting instructions and will provide them with proxy materials and forms necessary for providing voting instructions.
  During the accumulation period of each Certificate, the Participant holds the voting interest in each Certificate. The number of votes will be determined by dividing the accumulation value of the Contract as to the accumulation value of each Participant attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.
  During the annuity period of each Certificate, the annuitant holds the voting interest in each Certificate. The number of votes will be determined by dividing the reserve for each annuitant allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular annuitant will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.
  We shall notify each Participant or annuitant of a Series Fund shareholders' meeting if the shares held for the Participant may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

------------------------------------------------------------------------
ANNUITY PERIOD

1.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY
The Contracts provide for four annuity payment options, any one of which may be elected if permitted by law. Each annuity payment option may be elected on either a variable annuity or a fixed annuity basis, or a combination thereof. Other annuity payment options may be available as agreed to between a Participant and us and upon request to us.
  If an election has not been made otherwise, and the plan does not specify to the contrary, the Participant's retirement date shall be April 1 of the calendar year next following the calendar year in which the Participant attains age 70 1/2. The annuity payment option shall be Option 2A, a life annuity with a period certain of 120 months. Unless notified in writing by the Contract Owner or Participant at least 30 days prior to the Annuity Commencement Date, a fixed annuity will be provided by any General Account accumulation value and a variable annuity will be provided by any Group Variable Annuity Account accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20 imposed separately for the portion of the annuity payments payable as a fixed annuity and the portion payable as a variable annuity under each of the sub-accounts of the Group Variable Annuity Account. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of a Participant's interest in the Contract which would otherwise have been applied to provide annuity payments.
  Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. In the event that a beneficiary elects to receive the commuted value of the remaining guaranteed payments in a lump sum, that value will be based on the then current dollar amount of one payment and the same interest rate which served as a basis for the annuity.

  The mortality and expense risks charges continue to be deducted throughout the annuity period, even under each of the available variable annuity payment options, including Option 4, under which there is no mortality risk to Minnesota Mutual.

2.  ANNUITY PAYMENT OPTIONS

OPTION 1--LIFE ANNUITY
This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option usually offers the largest monthly payments (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS
(OPTION 2C)
This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY
This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4--PERIOD CERTAIN ANNUITY
This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of such period certain.
  By written notice to us from the Contract Owner or a Participant at least 30 days prior to a Participant's Annuity Commencement Date, a lump sum settlement of a Participant's accumulation value may be elected in lieu of the application of that amount to an Annuity Payment Option. After the payment of such a lump sum settlement to the Participant, the Participant shall have no further rights under the Contract.

3.  VALUE OF THE ANNUITY UNIT
The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of (a) .996338, and (b) the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (The factor of
 .996338 is used  to neutralize  the assumed  net investment  rate, discussed  in
Section 4 below, of 4.5% per annum built into the first payment calculation and which is not applicable because the actual net investment rate is credited instead.) The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT
Under  the  Contract described  in this  Prospectus,  the first  monthly annuity payment is determined by applying the value of the Participant's individual accumulation value at retirement. State premium taxes, if applicable and not previously deducted from purchase payments, may be deducted from the Participant's accumulation value before the first payment is determined. These taxes currently range from 0 to 3.5%, depending upon the state of issue and type of plan involved.
  The amount of the first monthly payment depends on the annuity payment option elected, the form of annuity, and the adjusted age of the annuitant. A table used to determine the adjusted age of the annuitant and joint annuitant is contained in the Contract. For both fixed and variable annuity payments, the adjusted age of the annuitant and joint annuitant, if any, is used to determine the first payment.
  For a fixed annuity, the Contract contains tables indicating the dollar amount of the monthly payment under each annuity payment option for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3% per annum, assuming births in the year 1900 and an age setback of six years. A $200 fee may be deducted from the Participant's General Account accumulation value before applying the rates found in the tables.
  The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any applicable premium taxes not previously deducted) to a rate which is based on the Progressive Annuity Table with interest at the rate of 4.5% per annum, assuming births in the year 1900 and with an age setback of six years. A number of units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is based upon the available value in each sub-account as of the date annuity payments are to begin. The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.
  The 4.5% interest rate assumed in the annuity rate would produce level annuity payments if the net investment rate remained constant at 4.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 4.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.
  If, when annuity payments are elected, we are using annuity rates for Contracts of this class which result in larger annuity payments, we will use those rates instead of those guaranteed in the Contract.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS
The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each applicable sub-account of the Group Variable Annuity Account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.
  The dollar amounts for variable annuity payments determined for each applicable sub-account of the Group Variable Annuity Account will be aggregated for purposes of making the monthly variable annuity payment to the Participant.

6.  TRANSFER OF ANNUITY RESERVES
Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.
  There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.
  A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.
  When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.
  Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.
  When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing method at the time of transfer that we used to determine an initial fixed annuity payment.

------------------------------------------------------------------------
DEATH BENEFIT


Death benefits, if any, payable under Contracts shall be in such amount as is determined by the provisions of the applicable qualified trust or plan. The Contracts provide that in the event of the death of the Participant prior to the commencement of annuity payments, the death proceeds payable to the named beneficiary will be the greater of: a) the Participant's accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us, or b) the total of the purchase payments made by or on behalf of a Participant received by us less any prior Participant withdrawals or transfers to another investment alternative available in the Contract Owner's underlying plan. Death proceeds will be paid in a single sum to the beneficiary designated by the Participant, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death of the Participant. Except as noted below, a Participant's entire interest in the Contract must be distributed within five years of the Participant's death. If the annuitant dies after annuity payments have begun, Minnesota Mutual will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the Participant as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the beneficiary of the Participant's interest in the Contract prior to the annuity commencement date.


  The  beneficiary  will  be  the  person  or  persons  named  in  the  Contract application unless the Participant, or annuitant if annuity payments have commenced, subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in the last change of beneficiary request. The Participant's or annuitant's written request to change the beneficiary will not be effective until it is recorded in Minnesota Mutual's home office records. After it has been recorded, it will take effect as of the date the Participant or annuitant signed the request. However, if the Participant or annuitant dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.


--------------------------------------------------------------------------------
CREDITING ACCUMULATION UNITS

During the accumulation period--the period before the commencement of annuity payments--the purchase payment (on receipt of a completed application or subsequently) is credited to a Participant's accumulation value on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the Contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.
  The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund and those other Underlying Funds which may be held by the sub-accounts of the Group Variable Annuity Account.
  Minnesota Mutual will determine the value of accumulation units on each day on which the Portfolios of the Series Fund and such other Underlying Funds are valued. The net asset value of the Series Fund and Underlying Fund shares are computed once daily, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's securities will not materially affect the current net asset value of such Fund's shares,
(ii) days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).
  Accordingly, the value of accumulation units will be determined daily, and such determinations will be applicable to all purchase payments received by Minnesota Mutual at its home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received subsequent to the close of business of the Exchange on that day will be the value determined as of the close of business on the next day the Exchange is open for trading.
  In addition to providing for the allocation of purchase payments to the sub-accounts of the separate account, the Contracts also provide for allocation of purchase payments to Minnesota Mutual's General Account for accumulation at a guaranteed interest rate.

TRANSFER OF VALUES
Upon a Participant's written or telephone request, values under the Contract may be transferred between the General Account and the Group Variable Annuity Account or among the sub-accounts of the Group Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. Transfers between the sub-accounts of the Group Variable Annuity Account are unlimited as to amount and frequency.

  The Contracts permit us to limit the frequency and amount of transfers from the General Account to the separate accounts and the sub-accounts of the Group Variable Annuity Account. The Contracts provide that such transfers from a Participant's Accumulation Value in our General Account will be on a first-in, first-out (FIFO) basis and they provide that Participants may transfer the greater of $1,000 or 10% of their General Account accumulation value annually or in 12 monthly installments. Currently, we limit such transfers during any calendar year to the greater of $1,000 or an amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

  Transfer arrangements may be established to begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date.
  Also, in addition to requests for transfer which are by written request, you or persons authorized by you may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, Contract Owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, Participants should consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact Minnesota Mutual.
  We will employ reasonable procedures to satisfy ourselves that instructions received from Participants are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Participants to identify themselves in those telephone conversations through such information as we may deem to be reasonable. We record telephone transfer and change of allocation instruction conversations and we provide Participants with a written confirmation of the telephone transfer.

  The interests of Contract Owners and Participants arising from the allocation of purchase payments or the transfer of contract values to the General Account of Minnesota Mutual, and thereby to its general assets, are not registered under the Securities Act of 1933, and Minnesota Mutual is not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests and Minnesota Mutual are not subject to the provisions of those acts that would apply if registration under such acts were required.

PORTABILITY

In addition to provisions which allow a transfer of Participant accumulation values under the Contract between the General Account of Minnesota Mutual and the Group Variable Annuity Account and transfers among the sub-accounts of the Group Variable Annuity Account, withdrawals are also allowed from the Participant accumulation values of the Contract to transfer amounts to other investment alternatives offered by the Contract Owner in its underlying plan.

  Withdrawals for this purpose other than those relating to the timing of payments, are subject to the same limitations and restrictions as described in the heading "Transfer of Values" immediately above and the same dollar limitations on such transfers similarly apply.

VALUE OF THE CONTRACT
The value of the Contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the Contract by the current value of an accumulation unit in each sub-account of the Group Variable Annuity Account and adding to this amount the sum of General Account values. There is no assurance that such value will equal or exceed the purchase payments made, except with respect to amounts allocated to the General Account. The Contract Owner and, where applicable, each Participant will be advised periodically of the number of accumulation units credited to the Contract or to the Participant's individual account, the current value of each accumulation unit, and the total value of the Contract or the individual account.

ACCUMULATION UNIT VALUE
The value of an accumulation unit in each sub-account of the Group Variable Annuity Account was set at $1.000000 on the first valuation date of the Group Variable Annuity Account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR
The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality risk, expense risk and administrative charge at the current rate of 1.00% per annum.
  The gross investment rate is equal to: (1) the net asset value per share of a Series Fund or Underlying Fund share held in a sub-account of the Group Variable Annuity Account determined at the end of the current valuation period; plus (2) the per share amount of any dividend or capital gain distribution by that Series Fund or Underlying Fund if the "ex-dividend" date occurs during the current valuation period; divided by (3) the net asset value per share of that Series Fund or Underlying Fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

------------------------------------------------------------------------------
WITHDRAWALS AND SURRENDER

Under certain circumstances a Participant may have the right to surrender his or her interest in the Contract in whole or in part, subject to possible adverse tax consequences. (See discussion under heading "Federal Tax Status" on pages 23-26.)

  Withdrawals may be made only for the purpose of providing plan benefits, making transfers to the Contract Owner, making transfers to plan investment alternatives available in the Contract Owner's underlying plan other than those provided for in this Contract, or allowing other withdrawals as allowed in the plan and mutually agreed upon by Minnesota Mutual and the Contract Owner. The amount available for withdrawal shall be the Participant accumulation value less any applicable deferred sales charge. If withdrawals during the first calendar year of participation are equal to or less than 10% of the total purchase payments made on behalf of the Participant, the charge will not apply. In subsequent calendar years there will be no charge for withdrawals equal to or less than 10% of the prior calendar year Participant accumulation value. If a Participant's withdrawals in any calendar year exceed this amount, the deferred sales charge will apply to the excess.
  Withdrawal amounts shall be deducted from the Participant's General Account accumulation value on a first in, first out (FIFO) basis. Unless otherwise instructed by the Participant or the Contract Owner, withdrawal amounts will be made from a Participant's interest in the General Account and each sub-account of the Group Variable Annuity Account in the same proportion that the value of that Participant's interest in the General Account and any sub-account bears to that Participant's total accumulation value.
  Withdrawals are made upon written request from the Participant or Contract Owner to Minnesota Mutual. The withdrawal date will be the valuation date coincident with or next following the receipt of the request by Minnesota Mutual at its home office.
  We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code.

  Once annuity payments have commenced for a Participant, the Participant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of payees and beneficiaries subsequent to the annuity commencement date, see heading "Annuity Payment Options" on page 18.

  Contract Owners or plan administrators of the Contract Owner's underlying plan may also submit signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (612) 298-7942. Transfer instructions or changes as to future allocations of purchase payments may be communicated to us by the same means.
  The surrender of a Certificate or a partial withdrawal thereunder may result in a credit against Minnesota Mutual's premium tax liability. In such event, Minnesota Mutual will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which Minnesota Mutual's premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

------------------------------------------------------------------------
DISTRIBUTION


The Contracts will be sold by Minnesota Mutual life insurance agents who are also registered representatives of MIMLIC Sales Corporation or other broker-dealers who have entered into selling agreements with MIMLIC Sales Corporation. MIMLIC Sales Corporation ("MIMLIC Sales") acts as the principal underwriter of the Contracts. MIMLIC Sales is a wholly-owned subsidiary of MIMLIC Asset Management Company, a wholly-owned subsidiary of Minnesota Mutual, the investment adviser for the Series Fund. MIMLIC Sales is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

  Commissions to dealers, paid in connection with the sale of the Contracts, may not exceed an amount which is equal to 6% of the purchase payments received for the Contracts. Commissions on group cases may vary.

  In addition, MIMLIC Sales or Minnesota Mutual will provide credits which allow registered representatives (Agents) who are responsible for sales of the Contracts to attend conventions and other meetings sponsored by Minnesota Mutual or its affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Minnesota Mutual and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Minnesota Mutual may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Minnesota Mutual.


------------------------------------------------------------------------
FEDERAL TAX STATUS

INTRODUCTION
The discussion contained herein is general in nature and is not intended as tax advice for either Contract Owners or Participants. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.
  Minnesota Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Group Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Group Variable Annuity Account or on capital gains arising from its investment activities.

TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Internal Revenue Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are imposed on increases in the value of an annuity contract until distribution occurs, either as a withdrawal, a series of withdrawals or as annuity payments under the annuity option elected.
  As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
  For payments made in the event of a full surrender of an annuity not part of a qualified program, the taxable portion is generally the amount in excess of the cost basis of the contract. Amounts withdrawn from the variable annuity contracts are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates. For some types of distributions an excise tax penalty may also apply.
  In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

DIVERSIFICATION REQUIREMENTS
Section  817(h)  of  the  Code  authorizes the  Treasury  to  set  standards, by regulation or otherwise for the investments of the Group Variable Annuity Account to be "adequately diversified" in order for the Contract to be treated as an annuity for Federal tax purposes. Group Variable Annuity Account, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Series Fund or its investments. Nonetheless, Minnesota Mutual believes that each Portfolio of the Series Fund in which the Group Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
  The ownership rights of a Participant under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Participant has the choice of one or more sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a Contract Owner and thus the Participant as being treated as the owner of the assets of the Group Variable Annuity Account. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner or Participant from being considered the owner of a pro rata share of the assets of the Group Variable Annuity Account.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

TAX QUALIFIED PROGRAMS
The tax rules applicable to Participants and beneficiaries in tax-qualified programs vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of purchase payments and distributions. Adverse tax consequences may result from purchase payments in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.
  We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. Owners and Participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. The contract may also be used in other situations where a group annuity contract is desired for funding but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes. As with deferred compensation plans, the availability of public funds within the contract may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes.
  Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

DEFERRED COMPENSATION PLANS
Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such agencies, and tax-exempt organizations. The plans may permit Participants to specify the form of investment for their deferred compensation account.
  All assets of the plan are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.
  Any amount deferred under an eligible deferred compensation plan, and any income attributable to the amounts so deferred, are currently excluded from the Participant's income. Generally, the maximum amount of compensation that may be deferred is the lesser of $7,500 or 33 1/3% of includable compensation (taxable earnings). Different rules may apply for Participants covered by private deferred compensation plans under this section and those Participants should consult a competent tax adviser concerning the operation of such a plan. A Participant who participates in a deferred compensation plan sponsored by an employer and who also participates in a Section 403(b) retirement program,
Section 401(k) plan or a Simplified Employee Pension (SEP) amounts excludable from gross income pursuant to that program, plan or pension reduce the amount of compensation which may be deferred under a Section 457 deferred compensation plan.
  The diversification requirements of Section 817(h) of the Code, previously described in this section, may present additional considerations for purchasers or Participants of the Contracts. Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. Section 818 of the Code defines pension plan contracts as contracts issued under a Section 401(a) plan,
Section 401(k) plan, Section 403(b) program, or a Section 457 retirement program as maintained by the United States government, the government of any state or political subdivision thereof, or by any agency or instrumentality of the foregoing.
  Notwithstanding this exemption, an existing Revenue Ruling, Revenue Ruling 81-225, may provide a legal theory that suggests that contracts which utilize a public fund, that is to say a fund available not only to separate accounts of insurance companies but to members of the public generally, may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes because of the existence of the availability of the public funds in that contract. We believe that if the Service were to make such a determination providing that result, that the existence of a Section 457 deferred compensation plan would, nevertheless, protect Participants in that plan from current income taxation.
  Additionally, should a contract make a public fund available to its Participants, it is believed that additional contracts funded by the separate account could participate in the separate account and, so long as they omitted the use of non-public funds, that they could continue to obtain tax treatment as an annuity under existing regulations and revenue rulings.


PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


  Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


WITHHOLDING
In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.
  Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
(b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution.
  Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.


LOANS


Generally, interest paid on any loan under an annuity Contract which is owned by an individual is not deductible. A Participant should consult a competent tax adviser before deducting any loan interest.

SEE YOUR OWN TAX ADVISER
It should be understood that the foregoing description of the federal income tax consequences under these Contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating becoming a Participant under the Contract or exercising elections under such a Contract. For further information a qualified tax adviser should be consulted.

------------------------------------------------------------------------
LEGAL PROCEEDINGS


There are no pending legal proceedings in which the Group Variable Annuity Account is a party. There are no material pending legal proceedings, other than ordinary routine litigation incidental to their business, in which Minnesota Mutual, MIMLIC Asset Management Company or MIMLIC Sales is a party.


------------------------------------------------------------------------
REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Group Variable Annuity Account and the Contracts. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional Contract and Group Variable Annuity Account information, including financial statements, is available from the offices of the Group Variable Annuity Account at your request. The Table of Contents for that Statement of Additional Information is as follows:
       Group Variable Annuity Account
       Trustees and Principal Management Officers of Minnesota Mutual
       Other Contracts
       Distribution of Contracts
       Annuity Payments
       Auditors
       Financial Statements
       Appendix A--Calculation of Unit Values

                                    PART B

                      INFORMATION REQUIRED IN A STATEMENT

                          OF ADDITIONAL INFORMATION

                MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


Form N-4

Item Number        Caption in Statement of Additional Information

    15.            Cover Page

    16.            Table of Contents

    17.            The Fund

    18.            Custodian

    19.            Not Applicable

    20.            Distribution of Contracts

    21.            Performance Data

    22.            Annuity Payments

    23.            Financial Statements

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

Statement of Additional Information

The date of this document and the Prospectus is:  January 6, 1996

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Group Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Mutual at
(612) 298-3500, or writing the Group Variable Annuity Account at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Separate Account

Trustees and Principal Management Officers of Minnesota Mutual

Other Contracts

Distribution of Contracts

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

GROUP VARIABLE ANNUITY ACCOUNT

Minnesota Mutual Group Variable Annuity Account is a separate account of The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"). The Group Variable Account is registered as a unit investment trust.

TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL

   TRUSTEES                      PRINCIPAL OCCUPATION

Anthony L. Andersen                Chair-Board of Directors and Chief Executive
                                   Officer, H. B. Fuller Company, St. Paul,
                                   Minnesota (Adhesive Products)




Harold V. Haverty                  Chairman, of the Board,
                                   Deluxe Corporation, Shoreview,
                                   Minnesota (Check Printing)

John F. Grundhofer                 Chairman of the Board, President and Chief
                                   Executive Officer, First Bank System, Inc.,
                                   Minneapolis, Minnesota (Banking)

Lloyd P. Johnson                   Retired Chairman, Norwest Corporation,
                                   Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.            Dean and Professor of Finance, The Curtis L.
                                   Carlson School of Management, University of
                                   Minnesota, since August 1991; prior thereto, Dean of the School and Professor, University of Connecticut, School of Business
                                   Administration from 1988 to July 1991

Reatha C. King, Ph.D.              President and Executive Director, General
                                   Mills Foundation, Minneapolis, Minnesota

Thomas E. Rohricht                 Member, Doherty, Rumble & Butler Professional
                                   Association, St. Paul, Minnesota (Attorneys)

Terry N. Saario, Ph.D.             President, Northwest Area Foundation, St.
                                   Paul, Minnesota (Private Regional Foundation)

Robert L. Senkler                  Chairman of the Board, Chief Executive
                                   Officer and President, The Minnesota Mutual
                                   Life Insurance Company since July 1994;
                                   prior thereto for more than five years Vice
                                   President and Actuary, The Minnesota Mutual
                                   Life Insurance Company


Michael E. Shannon                 Vice Chairman, CFO and Chief Administrative
                                   Officer, Ecolab, Inc., St. Paul, Minnesota
                                   (Specialty Chemical Company)

Frederick T. Weyerhaeuser          Chairman, Clearwater Management Company, St.
                                   Paul, Minnesota (Financial Management)

PRINCIPAL OFFICERS (OTHER THAN TRUSTEES)

                NAME                           POSITION

          John F. Bruder             Senior Vice President

          Keith M. Campbell          Vice President

          Paul H. Gooding            Vice President and Treasurer

          Robert E. Hunstad          Executive Vice President

          James E. Johnson           Senior Vice President and Actuary

          Joel W. Mahle              Vice President

          Dennis E. Prohofsky        Vice President, General Counsel and
                                     Secretary

          Gregory S. Strong          Vice President and Actuary

          Terrence M. Sullivan       Senior Vice President

          Randy F. Wallake           Senior Vice President

All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years with the exception of Dr. Kidwell, whose prior employment is as indicated above. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.

                            DISTRIBUTION OF CONTRACTS

The Contracts will be continuously sold by Minnesota Mutual life insurance agents who are also registered representatives of MIMLIC Sales Corporation or other broker-dealers who have entered into selling agreements with MIMLIC Sales. MIMLIC Sales acts as the principal underwriter of the contracts. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual and the investment adviser to the Series Fund. MIMLIC Sales is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                    AUDITORS

The financial statements of the Group Variable Annuity Account and The Minnesota Mutual Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees of The Minnesota Mutual Life Insurance Company and
     Contract Owners of Minnesota Mutual Group Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the MIMLIC Money Market, Vanguard Long-Term Corporate, Vanguard Wellington,
MIMLIC Index 500, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Minnesota Mutual Group Variable Annuity Account as of December 31, 1994 and the related statements of operations, changes in net assets and the financial highlights for the period from September 2, 1994 to December 31, 1994. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1994 were confirmed to us by the respective Sub-Account mutual fund group, or, for MIMLIC Series Fund, Inc.,
verified by examination of the underlying portfolios.   An audit also includes
assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MIMLIC Money Market, Vanguard Long-Term Corporate, Vanguard Wellington, MIMLIC Index 500, Fidelity Contrafund, Scudder International and Janus Twenty Segregated Sub-Accounts of Minnesota Mutual Group Variable Annuity Account as of December 31, 1994 and the related statements of operations, changes in net assets and financial highlights, for the period stated in the first paragraph, in conformity with generally accepted accounting principles.


                                        /s/ KPMG Peat Marwick LLP


                                        KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 10, 1995

                                                          MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                                     DECEMBER 31, 1994


                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------------
                                                     MIMLIC     VANGUARD                  MIMLIC
                                                     MONEY      LONG-TERM    VANGUARD     INDEX     FIDELITY     SCUDDER      JANUS
              ASSETS                                 MARKET     CORPORATE   WELLINGTON     500     CONTRAFUND  INTERNATIONAL TWENTY
              ------                                --------   ----------- ------------  -------- ------------ ------------- ------
Investments in shares of underlying mutual funds:
  MIMLIC Series Fund - Money Market Portfolio,
    322,182 shares at net asset value fo $1.00
      per share (cost $322,182).................. $  322,182         -            -           -           -           -           -
  Vanguard Fixed Income Securities Fund
    Long-Term Corporate Portfolio, 33,600 shares
    at net asset value of $8.05 per share
    (cost $270,245) .............................        -        270,477         -           -           -           -           -
  Vanguard Wellington, 68,226 shares at net asset
    value of $19.39 per share
     (cost $1,349,691) ..........................        -           -      1,322,905         -           -           -           -
  MIMLIC Series Fund - Index 500 Portfolio,
    168,373 shares at net asset value of $1.52
      per share (cost $255,853) .................        -           -            -       255,662         -           -           -
  Fidelity Contrafund, 156,674 shares at net
    asset value of $30.28 per share
      (cost $4,794,127) .........................        -           -            -           -     4,744,091         -           -
  Scudder International Fund, 38,098 shares at
    net asset value of $40.37 per share
      (cost $1,648,434) .........................        -           -            -           -           -     1,538,011         -
  Janus Twenty Fund, 18,772 shares at net asset
    value of $22.71 per share
      (cost $436,012) ...........................        -           -            -           -           -           -     426,308
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

                                                     322,182      270,477   1,322,905     255,662   4,744,091   1,538,011   426,308


Receivable for investments sold .................      2,726         -            -            10         -           -           -
Receivable from Minnesota Mutual for contract
purchase payments ...............................        142        2,391       9,578         634      34,039     151,112       708
Dividends receivable ............................         46         -            -           -           -           -           -
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

    Total assets ................................    325,096      272,868   1,332,483     256,306   4,778,130   1,689,123   427,016
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

              LIABILITIES
              -----------
Payable for investments purchased ...............        142         -            -           634         -           -           -
Payable to Minnesota Mutual for contract
terminations and mortality and expense charges...      2,726            9          52          10         189          61        17
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

    Total liabilities............................      2,868            9          52         644         189          61        17
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

NET ASSETS APPLICABLE TO CONTRACT OWNERS ........ $  322,228      272,859   1,332,431     255,662   4,777,941   1,689,062   426,999
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

ACCUMULATION UNITS OUTSTANDING ..................    318,636      275,796   1,363,274     261,150   4,870,232   1,807,445   444,821
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

NET ASSET VALUE PER ACCUMULATION UNIT ........... $    1.011        0.989       0.977       0.979       0.981       0.934     0.959
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------
                                                   ----------  ----------  -----------  ---------  ----------  ----------  --------

See accompanying notes to financial statements.

                                                    MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                                                                 STATEMENTS OF OPERATIONS
                                                   PERIOD FROM SEPTEMBER 2, 1994 TO DECEMBER 31, 1994


                                                                           SEGREGATED SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                   MIMLIC     VANGUARD                 MIMLIC
                                                   MONEY      LONG-TERM    VANGUARD     INDEX     FIDELITY     SCUDDER      JANUS
                                                   MARKET     CORPORATE   WELLINGTON     500      CONTRAFUND  INTERNATIONAL TWENTY
                                                 ---------  ------------ ------------  --------  ------------ ------------- ------
Investment income (loss):
  Investment income distributions from
  underlying mutual fund ..................... $    2,705        3,091      18,519       -           -           -           1,256
  Mortality and expense risk charges
  (note 3) ...................................       (470)        (401)     (1,878)       (371)     (7,042)     (2,302)       (570)
  Administrative charges (note 3) ............        (83)         (71)       (331)        (66)     (1,243)       (406)       (101)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------
    Investment income (loss) - net ...........      2,152        2,619      16,310        (437)     (8,285)     (2,708)        585
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------



Realized and unrealized gains
  (losses) on investments - net:

  Realized gain distributions from
  underlying mutual fund .....................      -            -           1,788       -           -          45,570       -
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------

  Realized gains (losses) on sales of
    investments (note 4):
    Proceeds from sales ......................    307,515        9,824      44,450      40,178     102,643     167,538      55,081
    Cost of investments sold .................   (307,515)      (9,855)    (45,423)    (40,364)   (105,907)   (176,039)    (55,900)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------

                                                    -              (31)       (973)       (186)     (3,264)     (8,501)       (819)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------

    Net realized gains (losses) on
    investments ..............................      -              (31)        815        (186)     (3,264)     37,069        (819)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------

  Net change in unrealized appreciation
  or depreciation of investments .............      -              232     (26,786)       (191)    (50,036)   (110,423)     (9,704)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------

    Net gains (losses) on investments ........      -              201     (25,971)       (377)    (53,300)    (73,354)    (10,523)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------

Net increase (decrease) in net assets
  resulting from operations .................. $    2,152        2,820      (9,661)       (814)    (61,585)    (76,062)     (9,938)
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------
                                                 --------  -----------  ----------  ----------  ----------  ----------  -----------




See accompanying notes to financial statements.

                                               MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT
                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                             PERIOD FROM SEPTEMBER 2, 1994 TO DECEMBER 31, 1994


                                                         SEGREGATED SUB-ACCOUNTS
                                               ------------------------------------------------------------------------------------
                                                MIMLIC     VANGUARD                  MIMLIC
                                                MONEY      LONG-TERM    VANGUARD     INDEX     FIDELITY     SCUDDER       JANUS
                                                MARKET     CORPORATE   WELLINGTON     500      CONTRAFUND  INTERNATIONAL  TWENTY
                                               --------- ------------ ------------- --------- ------------ ------------- ----------

Operations:
  Investment income (loss) - net ............ $    2,152        2,619      16,310        (437)     (8,285)     (2,708)         585
  Net realized gains (losses) on
   investments ..............................      -              (31)        815        (186)     (3,264)     37,069         (819)
  Net change in unrealized appreciation or
   depreciation of investments ..............      -              232     (26,786)       (191)    (50,036)   (110,423)      (9,704)
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------

Net increase (decrease) in net assets resulting
  from operations ...........................      2,152        2,820      (9,661)       (814)    (61,585)    (76,062)      (9,938)
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------


Contract transactions (notes 3 and 5):
  Contract purchase payments ................    627,037      279,861   1,366,325     296,217   4,988,769   1,958,703      509,011
  Contract terminations, withdrawals
   and charges ..............................   (306,962)      (9,822)    (24,234)    (39,741)   (149,243)   (193,579)     (72,074)
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------

Increase in net assets from contract
 transactions ...............................    320,075      270,039   1,342,091     256,476   4,839,526   1,765,124      436,937
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------

Increase in net assets ......................    322,228      272,859   1,332,431     255,662   4,777,941   1,689,062      426,999

Net assets at the beginning
 of period ..................................      -            -           -           -           -           -            -
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------

Net assets at the end of period ............. $  322,228      272,859   1,332,431     255,662   4,777,941   1,689,062      426,999
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------
                                               ---------  -----------  ----------  ----------  ----------  ----------   ----------



See accompanying notes to financial statements.

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS



(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Mutual Group Variable Annuity Account (the Account) was established on June 14, 1993 as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations September 2, 1994.
     The Account currently has seven segregated sub-accounts to which variable annuity contract owners may allocate their purchase payments.


     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable purchase payments to one or more of the seven segregated sub-accounts. Payments allocated to the MIMLIC Money Market, Vanguard Fixed Income Securities Fund Long-Term Corporate, Vanguard Wellington, MIMLIC Index 500, Fidelity Contrafund, Scudder International and Janus Twenty segregated sub-accounts are invested in shares of the Money Market Portfolio of the MIMLIC Series Fund, Inc., Long-Term Corporate Portfolio of the Vanguard Fixed Income Securities Fund, Inc., Vanguard/Wellington Fund, Inc., Index 500 Portfolio of the MIMLIC Series Fund, Inc., Fidelity Contrafund, Scudder International Fund and Janus Twenty Fund (Underlying Funds), respectively. Each of the Underlying Funds is registered under the Investment Company Act of 1940 as an open-end management investment company, or a series thereof.


     MIMLIC Sales Corporation acts as the underwriter for the Account. MIMLIC Asset Management Company acts as the investment adviser for the MIMLIC Series Fund, Inc. MIMLIC Sales Corporation and MIMLIC Asset Management Company are wholly-owned subsidiaries of Minnesota Mutual.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS IN UNDERLYING MUTUAL FUNDS

     Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

(3)  MORTALITY AND RISK EXPENSE AND ADMINISTRATIVE CHARGES

     The mortality and expense risk charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .85% of the average daily net assets of the Account. Under certain conditions, the mortality and expense risk charge may be increased to 1.25% of the average daily net assets of the Account.

               MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

     The contract adminstrative charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to .15% of the average daily net assets of the Account. Under certain conditions, the contract administrative charge may be increased to not more than .40% of the average daily net assets of the Account.

     A contingent deferred sales charge may be imposed on a contract owner during the first six years if a contract's accumulation value is reduced by withdrawal or surrender. This sales charge is currently being waived by Minnesota Mutual.

(4)   INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Fund shares, including reinvestment of dividend distributions, were as follows during the period from September 2, 1994 to December 31, 1994:


     Money Market Portfolio of the MIMLIC Series Fund, Inc.......... $   629,697
     Long-Term Corporate Portfolio of the Vanguard Fixed Income
        Securities Fund, Inc.........................................    280,100
     Vanguard/Wellington Fund, Inc. .................................  1,395,114
     Index 500 Portfolio of the MIMLIC Series Fund, Inc..............    296,217
     Fidelity Contrafund ............................................  4,900,034
     Scudder International Fund .....................................  1,824,473
     Janus Twenty Fund ..............................................    491,912

(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-accounts for the period from September 2, 1994 to December 31, 1994 were as follows:

                                                   SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------
                                       MIMLIC       VANGUARD
                                        MONEY       LONG-TERM    VANGUARD      MIMLIC
                                        MARKET      CORPORATE   WELLINGTON    INDEX 500
                                     -----------  -----------  ------------  ----------
     Units outstanding at
      September 2, 1994 ..........          -             -           -            -
          Contract purchase
            payments ..............       623,855     285,876    1,388,151     301,640
          Deductions for contract
            terminations and
            withdrawal payments ...      (305,219)    (10,080)     (24,877)    (40,490)
                                      -----------  ----------  -----------  ----------

     Units outstanding at
       December 31, 1994 ..........       318,636     275,796    1,363,274     261,150
                                      -----------  ----------  -----------  ----------
                                      -----------  ----------  -----------  ----------

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT


                                                         SEGREGATED SUB-ACCOUNTS
                                                    --------------------------------
                                                     FIDELITY     SCUDDER      JANUS
                                                    CONTRAFUND  INTERNATIONAL  TWENTY
                                                    ----------  -------------  ------
     Units outstanding at
       September 2, 1994 .........................         -           -            -
          Contract purchase payments .............  5,025,027    2,012,896     519,373
          Deductions for contract terminations
            and withdrawal payments ..............   (154,795)    (205,451)    (74,552)
                                                    ---------  -----------  ----------

     Units outstanding at
       December 31, 1994 .........................  4,870,232    1,807,445     444,821
                                                   ----------  -----------  ----------
                                                   ----------  -----------  ----------

                 MINNESOTA MUTUAL GROUP VARIABLE ANNUITY ACCOUNT

(6)  FINANCIAL HIGHLIGHTS

     The following table for each segregated sub-account show certain data for an accumulation unit outstanding during the period from September 2, 1994, commencement of operations, to December 31, 1994:


                                                      MIMLIC   VANGUARD
                                                       MONEY   LONG-TERM   VANGUARD    MIMLIC     FIDELITY     SCUDDER       JANUS
                                                      MARKET   CORPORATE  WELLINGTON  INDEX 500  CONTRAFUND  INTERNATIONAL  TWENTY
                                                      ------   ---------  ----------  ---------  ----------  -------------  -------
     Unit value, beginning of period . . . . . . $   1.000      1.000      1.000       1.000      1.000         1.000       1.000
                                                  ----------   ---------  ----------  ---------  ----------  -----------    -------

     Income from investment operations:

        Net investment income (loss) . . . . . .      .011       .020       .022       (.003)     (.003)        (.003)       .003
        Net gains or losses on securities
          (both realized and unrealized) . . . .         -      (.031)     (.045)      (.018)     (.016)        (.063)      (.044)
                                                  ----------   ---------  ----------  ---------  ----------  -----------    -------
          Total from investment operations . . .      .011      (.011)     (.023)      (.021)     (.019)        (.066)      (.041)
                                                  ----------   ---------  ----------  ---------  ----------  -----------    -------
     Unit value, end of period . . . . . . . . . $   1.011       .989       .977        .979       .981          .934        .959
                                                  ----------   ---------  ----------  ---------  ----------  -----------    -------
                                                  ----------   ---------  ----------  ---------  ----------  -----------    -------

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

                        INDEX TO FINANCIAL STATEMENTS AND
                          FINANCIAL STATEMENT SCHEDULES



Independent Auditors' Report............................................. 1

Balance Sheets........................................................... 2

Statements of Operations and Policyowners'Surplus........................ 3

Statements of Cash Flows................................................. 4

Notes to Financial Statements............................................ 5

Financial Statement Schedules:

    I.  Summary of Investments--Other than Investments in Related Parties 17

    V.  Supplementary Insurance Information.............................. 18

    VI.  Reinsurance..................................................... 19

[LETTERHEAD]




                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees
The Minnesota Mutual Life Insurance Company:

We have audited the accompanying balance sheets of The Minnesota Mutual Life Insurance Company as of December 31, 1994 and 1993 and the related statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1994. In connection with our audits of the financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company as of December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles (notes 1 and 10). Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

                                       /s/   KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 9, 1995

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                           DECEMBER 31, 1994 AND 1993
                                 (IN THOUSANDS)



                                                                        1993        1994
                                                                     ----------  ----------
ASSETS
Bonds                                                                $5,134,554  $4,985,026
Common stocks                                                           209,958     211,792
Mortgage loans                                                          598,186     542,356
Real estate, including Home Office property                              76,346      80,655
Other invested assets                                                    60,604      49,599
Policy loans                                                            185,599     177,820
Investments in subsidiary companies                                     155,404     125,865
Cash and short-term securities                                          112,869      90,266
Premiums deferred and uncollected                                       125,422     186,978
Other assets                                                            134,594     118,596
                                                                     ----------  ----------
      Total assets, excluding separate
        accounts                                                      6,793,536   6,568,953
Separate account assets                                               1,750,680   1,235,157
                                                                     ----------  ----------
          Total assets                                               $8,544,216  $7,804,110
                                                                     ----------  ----------
                                                                     ----------  ----------

LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
    Policy reserves:
      Life insurance                                                 $1,981,469  $1,875,570
      Annuities and other fund deposits                               3,179,279   3,166,944
      Accident and health                                               343,241     317,825
    Policy claims in process of
      settlement                                                         53,670      98,351
    Dividends payable to policyowners                                   100,287      94,224
    Other policy liabilities                                            388,538     371,333
    Asset valuation reserve                                             165,341     135,936
    Interest maintenance reserve                                         19,922      24,349
    Federal income taxes                                                 35,050      15,644
    Other liabilities                                                   186,575     162,934
                                                                     ----------  ----------
          Total liabilities, excluding separate accounts              6,453,372   6,263,110

    Separate account liabilities                                      1,708,529   1,193,100
                                                                     ----------  ----------
          Total liabilities                                           8,161,901   7,456,210

Policyowners' surplus                                                   382,315     347,900
                                                                     ----------  ----------

          Total liabilities and policyowners' surplus                $8,544,216  $7,804,110
                                                                     ----------  ----------
                                                                     ----------  ----------



See accompanying notes to financial statements.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
               STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS
                  YEARS ENDED DECEMBER 31, 1994, 1993, AND 1992
                                 (IN THOUSANDS)

                                                                1994        1993         1992
                                                            ----------   -----------  -----------
STATEMENTS OF OPERATIONS
Revenues:

    Premiums, annuity considerations and fund deposits      $ 1,424,352  $ 1,289,954  $ 1,234,413
    Net investment income                                       488,813      493,011      485,284
                                                             ----------   ----------   ----------
      Total revenues                                          1,913,165    1,782,965    1,719,697
                                                             ----------   ----------   ----------
Benefits and expenses:
    Policyowner benefits                                      1,259,685    1,131,638      968,539
    Increase in policy reserves                                  94,116      122,280      243,014
    General insurance expenses and taxes                        279,022      268,041      249,943
    Commissions                                                  75,443       70,899       65,088
    Federal income taxes                                         49,626       36,656       39,845
                                                             ----------   ----------   ----------
      Total benefits and expenses                             1,757,892    1,629,514    1,566,429
                                                             ----------   ----------   ----------
      Gain from operations before net
        realized capital gains (losses) and dividends           155,273      153,451      153,268
Realized capital gains (losses), net of tax                      18,559        2,907      (23,311)
                                                             ----------   ----------   ----------
      Gain from operations before dividends                     173,832      156,358      129,957
Dividends to policyowners                                       108,709       97,937       98,116
                                                             ----------   ----------   ----------
      Net income                                            $    65,123  $    58,421  $    31,841
                                                             ----------   ----------   ----------
                                                             ----------   ----------   ----------

STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year                    $   347,900  $   264,542  $   219,488
    Net income                                                   65,123       58,421       31,841
    Net change in unrealized capital gains and losses              (317)       3,286        8,294
    Change in policy reserve bases                                1,463           --       (2,790)
    Change in asset valuation reserve                           (29,405)     (17,002)       2,217
    Change in prior year federal income tax liability              (512)         857        2,814
    Guaranty fund certificate redemption (contribution)              --       19,171       (4,500)
    Change in separate account surplus                           (3,764)       5,623        7,910
    Business combination                                             --       16,684           --
    Other, net                                                    1,827       (3,682)        (732)
                                                             ----------   ----------   ----------
Policyowners' surplus, end of year                          $   382,315  $   347,900  $   264,542
                                                             ----------   ----------   ----------
                                                             ----------   ----------   ----------

See accompanying notes to financial statements.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1994, 1993, AND 1992
                                 (IN THOUSANDS)

                                                           1994        1993        1992
                                                       ----------   ----------  ----------
CASH PROVIDED:
--------------

From operations:
  Revenues:
    Premiums, annuity considerations and fund deposits $ 1,474,471  $1,252,183  $1,258,050
    Net investment income                                  468,927     473,487     466,199
                                                        ----------  ----------  ----------
      Total receipts                                     1,943,398   1,725,670   1,724,249
                                                        ----------  ----------  ----------
  Benefits and expenses paid:
    Policyowner benefits                                 1,301,060   1,069,090     957,013
    Dividends to policyowners                              103,634      97,697      93,087
    Commissions and expenses                               360,150     348,397     320,394
    Federal income taxes                                    40,482      50,994      37,698
                                                        ----------  ----------  ----------
      Total payments                                     1,805,326   1,566,178   1,408,192
                                                        ----------  ----------  ----------
        Cash provided from operations                      138,072     159,492     316,057
Proceeds from investments sold, matured or repaid:
  Bonds                                                  1,031,279   1,631,215   1,080,940
  Common stocks                                            113,228     113,945     113,503
  Mortgage loans                                           152,418     265,356     272,337
  Real estate                                               17,571      10,100      46,142
  Other invested assets                                     16,831      17,266       6,414
Separate account redemption                                 14,519          --          --
Business combination                                            --      24,628          --
Other sources, net                                          58,072      53,531          --
                                                        ----------  ----------  ----------
        Total cash provided                              1,541,990   2,275,533   1,835,393
                                                        ----------  ----------  ----------

CASH APPLIED:
Cost of investments acquired:
  Bonds                                                  1,146,117   1,966,653   1,678,256
  Common stocks                                            132,301     123,185      94,724
  Mortgage loans                                           203,803     109,559      69,587
  Real estate                                               11,904      16,572      13,312
  Other invested assets                                     12,732       9,800       8,079
  Guaranty fund certificate contribution                        --          --       4,500
  Separate account investment                               12,530       3,365      10,000
Other applications, net                                         --          --       6,051
                                                        ----------  ----------  ----------
        Total cash applied                               1,519,387   2,229,134   1,884,509
                                                        ----------  ----------  ----------
        Net change in cash and short-term securities        22,603      46,399     (49,116)
Cash and short-term securities, beginning of year           90,266      43,867      92,983
                                                        ----------  ----------  ----------
Cash and short-term securities, end of  year            $  112,869  $   90,266  $   43,867
                                                        ----------  ----------  ----------
                                                        ----------  ----------  ----------

See accompanying notes to financial statements.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The accompanying financial statements of The Minnesota Mutual Life Insurance Company (the Company) have been prepared in accordance with accounting practices prescribed or permitted by the Commerce Department of the State of Minnesota (Department of Commerce), which are currently considered generally accepted accounting principles for mutual life insurance companies (note 10). The significant accounting policies follow:

   REVENUES AND EXPENSES

   Premiums are credited to revenue over the premium paying period of the policies. Annuity considerations and fund deposits are recognized as revenue when received. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred. Investment income is recognized as earned, net of related investment expenses.

   VALUATION OF INVESTMENTS

   Bonds and stocks are valued as prescribed by the National Association of Insurance Commissioners (NAIC). Bonds are generally carried at cost, adjusted for the amortization of premiums and discounts, and common stocks at market value. Premiums and discounts are amortized over the estimated lives of the bonds based on the interest yield method.

   Mortgage loans are generally stated at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized over the terms of the related mortgage loans based on the interest yield method.

   Real estate, exclusive of properties acquired through foreclosure, is carried at cost less accumulated depreciation of $35,707,000 and $34,723,000 at December 31, 1994 and 1993, respectively. Depreciation is computed principally on a straight-line basis. Properties acquired through foreclosure are carried at the lower of cost or market.

   In 1992, the Company transferred $31,770,000 of its investment in oil and gas limited partnerships to Robert Street Energy, Incorporated (Robert Street), a wholly-owned subsidiary. The carrying value of oil and gas investments is reflected in investments in subsidiary companies. The oil and gas investments are carried at the lower of cost or market value and accounted for on a pooled investment basis. Cost represents the original cost of the investment adjusted for depletion, and market value represents discounted values based on estimates of the remaining oil and gas reserves at oil and gas prices as of the valuation date. Depletion is computed on the unit-of-production method.

   As permitted by the Department of Commerce, changes in carrying values of oil and gas investments, related to market value changes incurred prior to January 1, 1992, the date of transfer to Robert Street, were reflected as unrealized losses and charged to policyowners' surplus. The unrealized losses incurred prior to January 1, 1992 were evaluated on a pooled basis to determine if such losses are other than temporary. Realized losses of $1,717,000, $9,257,000, and $8,362,000 were recognized in 1994, 1993, and
   1992, respectively, based upon such valuation. Changes in unrealized losses on oil and gas investments of $1,717,000, $4,757,000, and $8,362,000 were credited to surplus in 1994, 1993, and 1992, respectively. As of December 31, 1994, Robert Street holds no oil and gas investments.

   Policy loans are carried at the unpaid principal balance.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   VALUATION OF INVESTMENTS (CONTINUED)

   Investments in subsidiary companies are accounted for using the equity method. The Company records its equity in the earnings of its subsidiaries as investment income and its equity in other changes in its subsidiaries' surplus as credits (charges) to policyowners' surplus. These investments include $74,154,000 and $28,026,000 at December 31, 1994 and 1993,
   respectively, in registered investment funds managed by a subsidiary of the Company which are carried at the market value of the underlying net assets. All significant subsidiaries are wholly-owned.

   Short-term securities at December 31, 1994 and 1993 amounted to $103,203,000 and $64,947,000, respectively, and are included in the caption cash and short-term securities.

   The Asset Valuation Reserve (AVR) is a formula reserve for possible losses on bonds, stocks, mortgage loans, real estate, and other invested assets. Changes in the reserve are reflected as direct charges or credits to policyowners' surplus and are included in the change in asset valuation reserve line.

   INTEREST MAINTENANCE RESERVE

   The Company separates realized capital gains and losses, net of tax, on fixed income investments between those due to changes in interest rates and those due to changes in credit quality. The net capital gains and losses due to interest rate changes are amortized into investment income over the original remaining life of the related bond or mortgage sold. Realized capital gains and losses that are due to credit deterioration are recognized immediately as realized capital gains and losses, net of applicable taxes.

   CAPITAL GAINS AND LOSSES

   Unrealized capital gains and losses are accounted for as a direct increase or decrease to policyowner's surplus. Realized capital gains and losses, net of related taxes and amounts transferred to the Interest Maintenance Reserves
   (IMR), if any, are reflected as a component of net income. Both unrealized and realized capital gains and losses are determined using the specific identification method.

   NON-ADMITTED ASSETS

   Certain assets, designated as "non-admitted assets" (principally furniture, equipment and certain receivables), amounting to $26,123,000 and $32,352,000 at December 31, 1994 and 1993, respectively, have been charged to policyowners' surplus.

   SEPARATE ACCOUNT BUSINESS


   Separate account business represents funds administered and invested by the Company for the exclusive benefit of certain pension and variable life policy and annuity contract holders. The Company receives administrative and investment advisory fees for services rendered on behalf of these funds. Separate account assets are carried at market value.

   The Company periodically invests money in its separate accounts. The appreciation or depreciation on the investment is reflected as a direct charge or credit to policyowners' surplus. In 1994, the Company made a contribution to its separate accounts in the amount of $12,530,000. The Company also redeemed a portion of its investment in its separate accounts in the amount of $14,518,730. A realized capital gain of $3,018,000 was recognized as a result of this redemption.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   POLICY RESERVES

   Policy reserves for life insurance and annuities are based on mortality and interest assumptions without consideration for lapses and withdrawals. Mortality assumptions for life insurance and annuities are based on various mortality tables including American Experience, 1941 Commissioners Standard Ordinary (CSO), 1958 CSO, 1980 CSO, Progressive Annuity and 1960 Commissioners Standard Group. Interest assumptions range from 2.0% to 6.0% for ordinary policy reserves and from 2.25% to 12.0% for group policy and annuity reserves. An unearned premium reserve is held for credit life policies.

   Approximately 16% of the ordinary life reserves are calculated on a net level reserve basis and 84% on a modified reserve basis. The use of a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy reserve increase in the first policy year which is less than the reserve increase in renewal years. Policy reserves for group mortgage life are computed on a mid-terminal basis.

   Policy reserves for individual deferred annuities are generally equal to the total contract holders' account balance, less applicable surrender charges, calculated according to the Commissioners Annuity Reserve Valuation Method. Policy reserves for immediate annuities and supplementary contracts are equal to the present value of future benefit payments based on the purchase interest rate and the Progressive Annuity tables. Group annuity reserves are equal to the account value plus expected interest strengthening.

   Policy reserves for individual accident and health contracts include reserves for active lives based on various morbidity tables including the 1964 Commissioners Disability Table (CDT) and the 1985 Commissioners Disability Table A, modified for actual morbidity experience discounted at 7% interest. Disabled reserves on individual policies are based on company morbidity experience at interest rates varying from 5.15% to 7%. Group mortgage disability reserves are equal to the present value of future benefits at 3% interest and the 1964 CDT modified for Company experience. An unearned premium reserve is held for credit disability policies.

   The Company issues certain life and annuity products which are considered financial instruments. The estimated fair value of these liabilities as of the respective years ended December 31 are as follows:

                                                                               1994                          1993
                                                                         ----------------------------  ----------------------------
                                                                            CARRYING                      CARRYING
   (IN THOUSANDS)                                                            VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                         -------------  -------------  -------------  -------------

   Deferred annuities                                                    $   2,042,383  $   2,042,060  $   1,970,037  $   1,978,374
   Annuity certain contracts                                                    41,934         41,828         38,431         41,940
   Other fund deposits                                                         798,509        791,732        736,467        765,875
   Guaranteed investment contracts                                              68,568         69,353        204,663        212,308
   Supplementary contracts without
     life contingencies                                                         43,205         42,433         42,587         44,301
                                                                         -------------  -------------  -------------  -------------
       Total financial liabilities                                       $   2,994,599  $   2,987,406  $   2,992,185  $   3,042,798
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

                                                                     (CONTINUED)

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   POLICY RESERVES (CONTINUED)

   The fair value of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using Commissioners' Annuity Reserve Valuation Method calculation procedures and current market interest rates. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair value of guaranteed investment contracts and supplementary contracts without life contingencies were calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1994 and 1993. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued since those dates and therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein.

   PARTICIPATING BUSINESS

   Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations which take into consideration current mortality, interest earnings and expense factors, including federal income tax expense, attributable to the policies. Dividends are generally recognized as expense consistent with the recognition of premiums and contract considerations.

   FEDERAL INCOME TAXES

   Federal income taxes are based on income that is currently taxable. Deferred federal income taxes are not provided for differences between financial statement and taxable income.

   RECLASSIFICATIONS

   Certain 1993 financial statement balances have been reclassified to conform with the 1994 presentation.

(2) ACCOUNTING CHANGES

   CAPITAL GAINS AND LOSSES

   Prior to 1993, the Company generally recorded credit deterioration by reducing the carrying value of the related asset and recording a realized capital loss. Beginning in 1993, the Company continues to reduce the carrying value of its assets for credit deterioration but records a realized capital loss only if the underlying asset has been converted to another asset of lesser value. Otherwise, losses due to credit deterioration are included in unrealized capital losses. The effect of the accounting change resulted in an increase in income of $10,761,000 in 1993.

   SEPARATE ACCOUNT BUSINESS

   Effective January 1, 1992, the Company changed its basis for computing statutory reserves for deferred variable annuities from full accumulation value to cash value, net of surrender charges. The change resulted in an increase in earnings of $6,577,000 for the year ended December 31, 1992.


                                                                     (CONTINUED)

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(3) INVESTMENTS

   Net investment income for the respective years ended December 31, is as follows:


   (IN THOUSANDS)                                                                            1994         1993         1992
                                                                                         -----------  -----------  -----------
   Bonds                                                                                 $   412,873  $   404,353  $   382,890
   Common stocks--unaffiliated                                                                 3,188        3,390        3,960
   Common stocks--affiliated                                                                   8,526        9,562        8,674
   Mortgage loans                                                                             49,882       63,881       78,837
   Real estate, including Home Office property                                                11,337       11,554       11,938
   Policy loans                                                                               11,800       10,866       10,021
   Short-term securities                                                                       4,026        2,067        2,652
   Other, net                                                                                  1,717        2,868        2,237
                                                                                         -----------  -----------  -----------
                                                                                             503,349      508,541      501,209
   Amortization of interest maintenance reserve                                                3,741        3,458        1,728
   Investment expenses                                                                       (18,277)     (18,988)     (17,653)
                                                                                         -----------  -----------  -----------
       Total                                                                             $   488,813  $   493,011  $   485,284
                                                                                         -----------  -----------  -----------
                                                                                         -----------  -----------  -----------

   Changes in unrealized capital gains (losses) for the respective years ended December 31, are as follows:

   (IN THOUSANDS)                                                                                1994       1993       1992
                                                                                              ---------  ---------  ---------

   Bonds                                                                                      $   4,039  $  (3,753) $   5,392
   Common stocks--unaffiliated                                                                   (5,465)     2,854     (1,840)
   Common stocks--affiliated                                                                       (997)    (1,305)    (2,387)
   Mortgage loans                                                                                   (71)     1,361       (580)
   Real estate                                                                                    2,270      4,211      8,072
   Other, net                                                                                       (93)       (82)      (363)
                                                                                              ---------  ---------  ---------
       Total                                                                                  $    (317) $   3,286  $   8,294
                                                                                              ---------  ---------  ---------
                                                                                              ---------  ---------  ---------

                                                                     (CONTINUED)

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(3) INVESTMENTS (CONTINUED)

   The cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31, are as follows:

   (IN THOUSANDS)                                                                           1994         1993         1992
                                                                                         -----------  -----------  -----------

   Cost                                                                                  $   159,511  $   155,881  $   128,342
   Gross unrealized gains                                                                     56,813       58,440       55,172
   Gross unrealized losses                                                                    (6,366)      (2,529)      (2,159)
                                                                                         -----------  -----------  -----------
   Admitted asset value                                                                  $   209,958  $   211,792  $   181,355
                                                                                         -----------  -----------  -----------
                                                                                         -----------  -----------  -----------

   Net realized capital gains (losses) for the respective years ended December 31 are as follows:

(IN THOUSANDS)                                                                                1994       1993        1992
                                                                                            ---------  ---------  ----------

   Bonds                                                                                    $  (3,511) $  31,234  $   (5,012)
   Common stocks--unaffiliated                                                                 11,268      9,651      11,599
   Mortgage loans                                                                                 (46)      (741)      1,025
   Real estate                                                                                  2,041     (8,496)    (13,420)
   Other                                                                                       15,872      7,837        (378)
                                                                                            ---------  ---------  ----------
                                                                                               25,624     39,485      (6,186)
   Less: Amount transferred to the interest maintenance reserve, net of taxes                    (685)    20,336       9,199
   Income tax expense                                                                           7,750     16,242       7,926
                                                                                            ---------  ---------  ----------
   Total                                                                                    $  18,559  $   2,907  $  (23,311)
                                                                                            ---------  ---------  ----------
                                                                                            ---------  ---------  ----------

   Gross realized gains (losses) on sales of bonds for the respective years ended December 31, are as follows:

(IN THOUSANDS)                                                                                1994       1993        1992
                                                                                           ----------  ---------  ----------

   Gross realized gains                                                                    $   13,249  $  38,443  $   20,092
   Gross realized losses                                                                      (16,760)    (7,209)    (11,547)

   Proceeds from the sale of bonds amounted to $638,420,000, $1,058,684,000 and $522,546,000 for the years ended December 31, 1994, 1993, and 1992, respectively.

   Bonds and mortgage loans held at December 31, 1994 and 1993 for which no income was recorded for the previous twelve months totaled $88,000 and $847,000, respectively.

   At December 31, 1994, bonds with a carrying value of $2,497,000 were on deposit with various regulatory authorities as required by law.


                                                                     (CONTINUED)

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(3) INVESTMENTS (CONTINUED)

   The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1994 and 1993 and appropriate valuation methodologies. Considerable judgment, however, is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. The admitted asset value and estimated fair value for financial instruments as of December 31, are as follows:

                                                                               1994                          1993
                                                                   ----------------------------  ----------------------------
                                                                     ADMITTED         FAIR         ADMITTED         FAIR
(IN THOUSANDS)                                                      ASSET VALUE       VALUE       ASSET VALUE       VALUE
                                                                   -------------  -------------  -------------  -------------

   Bonds                                                           $   5,134,554  $   4,919,495  $   4,985,026  $   5,358,573
   Common stocks                                                         209,958        209,958        211,792        211,792
   Commercial mortgages                                                  342,205        341,195        287,932        298,698
   Residential mortgages                                                 255,981        255,449        254,424        268,783
   Policy loans                                                          185,599        185,599        177,820        177,820
   Cash and short-term securities                                        112,869        112,869         90,266         90,266
   Other assets                                                          157,138        157,109        137,841        137,841
                                                                   -------------  -------------  -------------  -------------
      Total financial instruments                                 $   6,398,304  $   6,181,674  $   6,145,101  $   6,543,773
                                                                   -------------  -------------  -------------  -------------
                                                                   -------------  -------------  -------------  -------------

   Fair values for bonds and commercial and residential mortgages are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. The admitted asset value approximates fair value for common stock, policy loans, cash and short-term securities, and other assets.

   The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1994 and 1993. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of the financial statements since the original valuation dates and therefore, subsequent estimates of fair value may differ significantly from the amounts presented herein.


                                                                     (CONTINUED)
                                       11

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(3) INVESTMENTS (CONTINUED)

   The admitted asset value, gross unrealized appreciation and depreciation, and estimated fair value of investments in bonds are as follows:

                                                                                      GROSS UNREALIZED
   IN THOUSANDS                                                      ADMITTED     ------------------------------      FAIR
   DECEMBER 31, 1994                                                ASSET VALUE    APPRECIATION    DEPRECIATION       VALUE
--------------------------------------------------------------  -------------  --------------  --------------  -------------
   Federal government                                              $     210,335    $       19     $      9,983   $     200,371
   State and local government                                             26,493            10            1,171          25,332
   Foreign government                                                     17,691           413               20          18,084
   Corporate bonds                                                     3,325,331        41,167          167,404       3,199,094
   Mortgage-backed securities                                          1,554,704        11,110           89,200       1,476,614
                                                                   -------------  --------------  --------------  -------------
   Total                                                           $   5,134,554    $   52,719     $    267,778   $   4,919,495
                                                                   -------------  --------------  --------------  -------------
                                                                   -------------  --------------  --------------  -------------

                                                                                      GROSS UNREALIZED
   IN THOUSANDS                                                    ADMITTED     -------------------------------      FAIR
   DECEMBER 31, 1993                                             ASSET VALUE    APPRECIATION    DEPRECIATION        VALUE
--------------------------------------------------------------  -------------  --------------  ---------------  -------------

   Federal government                                           $      99,240   $        569      $     586     $      99,223
   State and local government                                           5,295            817              --            6,112
   Foreign government                                                   2,721            126             94             2,753
   Corporate bonds                                                  3,246,373        289,746          4,606         3,531,513
   Mortgage-backed securities                                       1,631,397         90,437          2,862         1,718,972
                                                                -------------  --------------       -------     -------------
   Total                                                        $   4,985,026   $    381,695      $   8,148     $   5,358,573
                                                                -------------  --------------       -------     -------------
                                                                -------------  --------------       -------     -------------

   The amortized cost and estimated fair value of bonds at December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                    ADMITTED         FAIR
   IN THOUSANDS                                                                                    ASSET VALUE       VALUE
                                                                                                  -------------  -------------
   Due in one year or less                                                                        $      81,762  $      80,250
   Due after one year through five years                                                                802,900        793,430
   Due after five years through ten years                                                             1,433,303      1,363,187
   Due after ten years                                                                                1,261,885      1,206,014
                                                                                                  -------------  -------------
                                                                                                      3,579,850      3,442,881
   Mortgage-backed securities                                                                         1,554,704      1,476,614
                                                                                                  -------------  -------------
   Total                                                                                          $   5,134,554  $   4,919,495
                                                                                                  -------------  -------------
                                                                                                  -------------  -------------


                                                                     (CONTINUED)
                                       12

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(4) FEDERAL INCOME TAXES

   The federal income tax expense varies from amounts computed by applying the federal income tax rates of 35% for 1994 and 1993, and 34% for 1992, to the gain from operations after dividends to policyowners and before federal income taxes and realized capital gains (losses). The reasons for this difference, and the tax effects thereof, are as follows:



IN THOUSANDS                                                                                   1994       1993       1992
------------                                                                                 ---------  ---------  ---------
Computed tax expense                                                                         $  33,666  $  32,260  $  32,299
Difference between statutory and tax basis:
    Investment income                                                                           (5,853)    (7,204)    (7,409)
    Policy reserves                                                                               (767)    (2,079)      (700)
    Dividends to policyowners                                                                      593     (1,907)       (77)
    Acquisition expense                                                                          9,013      8,393      8,592
    Other expenses                                                                               2,137      3,739        750
Special tax on mutual life insurance companies                                                  15,466      3,396      4,667
Other, net                                                                                      (4,629)        58      1,723
                                                                                             ---------  ---------  ---------
    Tax expense                                                                              $  49,626  $  36,656  $  39,845
                                                                                             ---------  ---------  ---------
                                                                                             ---------  ---------  ---------

    The Company's tax returns for 1991 through 1992 are under examination by the Internal Revenue Service. The Company believes additional taxes, if any, assessed as a result of these examinations will not have a material effect on its financial position.


(5) ACCIDENT AND HEALTH CLAIM LIABILITY

Activity in the liability for unpaid claims and claim adjustment expenses are summarized as follows:


IN THOUSANDS                                                                                1994         1993         1992
------------                                                                             -----------  -----------  -----------
Balance at January 1                                                                     $   274,253  $   246,777  $   227,548
  Less: reinsurance recoverable                                                               38,418       29,622       21,227
                                                                                         -----------  -----------  -----------
Net balance at January 1                                                                     235,835      217,155      206,321
                                                                                         -----------  -----------  -----------
Incurred related to:
  Current year                                                                                91,573       85,112       87,268
  Prior years                                                                                   (308)       7,121          125
                                                                                         -----------  -----------  -----------
Total incurred                                                                                91,265       92,233       87,393
                                                                                         -----------  -----------  -----------
Paid related to:
  Current year                                                                                23,019       22,002       24,380
  Prior years                                                                                 50,380       51,551       52,179
                                                                                         -----------  -----------  -----------
Total paid                                                                                    73,399       73,553       76,559
                                                                                         -----------  -----------  -----------
Net Balance at December 31                                                                   253,701      235,835      217,155
  Plus: reinsurance recoverable                                                               47,651       38,418       29,622
                                                                                         -----------  -----------  -----------
Balance at December 31                                                                   $   301,352  $   274,253  $   246,777
                                                                                         -----------  -----------  -----------
                                                                                         -----------  -----------  -----------

    Incurred claims related to prior years are due to the difference between actual and estimated claims incurred as of the prior year end.


                                                                     (CONTINUED)

(6) BUSINESS COMBINATION

On July 1, 1993, the Company entered into an "Agreement and Plan of Reorganization" that combined all of the assets, liabilities, and surplus of Ministers Life--A Mutual Life Insurance Company (Ministers Life) into the Company. Ministers Life sold life and health insurance products to religious professionals in the continental United States. The business combination increased the Company's assets by $272,649,000, liabilities by $255,965,000 and policyowners' surplus by $16,684,000.

(7) RELATED PARTY TRANSACTIONS

In 1993, the Company received 2,375,000 shares of common stock of the Minnesota Fire and Casualty Company (the Casualty Company) in return for the surrender of outstanding guaranty fund certificates totalling $21,800,000 which had previously been charged to surplus. The surrender of the certificates and concurrent issuance of stock were part of the Casualty Company's "Demutualization and Stock Conversion Plan" (the Plan) approved by the Department of Commerce. Pursuant to the Plan, the Casualty Company became a subsidiary of the Company on December 31, 1993. The effect of the transaction was an increase to investments in subsidiary companies and an increase to policyowners' surplus as of December 31, 1993 of $19,171,000.

    The Company has an agreement with two of its subsidiaries which requires the Company to invest additional capital, as needed, for repayment of any debt outstanding to the Company. As of December 31, 1994 and 1993, $41,050,000 of subsidiary debt owed the Company was subject to this agreement.

(8) PENSION PLANS AND OTHER RETIREMENT PLANS

PENSION PLANS

The Company has self-insured, noncontributory, defined benefit retirement plans covering substantially all employees. The Company's funding policy is to contribute annually the maximum amount that may be deducted for federal income tax purposes. The Company expenses amounts as contributed. The Company made a contribution of $1,714,200 in 1994. No contributions were made in 1993 or 1992. Information for these plans as of the beginning of the plan year is as follows:


IN THOUSANDS                                                                                   1994       1993       1992
------------                                                                                 ---------  ---------  ---------
Actuarial present value of accumulated benefits:
    Vested                                                                                   $  42,849  $  36,281  $  33,761
    Nonvested                                                                                   12,033     12,996     10,556
                                                                                             ---------  ---------  ---------
    Total                                                                                    $  54,882  $  49,277  $  44,317
                                                                                             ---------  ---------  ---------
                                                                                             ---------  ---------  ---------
Net assets available for benefits                                                            $  85,651  $  78,952  $  74,735
                                                                                             ---------  ---------  ---------
                                                                                             ---------  ---------  ---------

    In determining the actuarial present value of accumulated benefits, a weighted average assumed rate of return of 8.4% was used in 1994, 1993, and 1992.


                                                                     (CONTINUED)

PROFIT SHARING PLANS

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the Trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1994, 1993, and 1992 of $6,866,000, $6,753,000 and $4,630,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company also has postretirement plans that provide certain health care and life insurance benefits ("postretirement benefits") to substantially all retired employees and agents. These plans are unfunded.

    In 1993, the Company changed its method of accounting for the costs of its postretirement benefit plans to the accrual method, and elected to amortize its transition obligation for retirees and fully eligible employees and agents over 20 years. The unamortized transition obligation was $13,000,000 and $15,085,000 at December 31, 1994 and 1993, respectively.

    The net postretirement benefit cost for the years ended December 31, 1994 and 1993, was $3,202,000 and $3,832,000, respectively. This amount includes the expected cost of such benefits for newly eligible employees, interest cost, and amortization of the transition obligation. The Company made payments under the plans of $526,000 and $555,000 in 1994 and 1993, respectively, as claims were incurred.

    At December 31, 1994 and 1993, the postretirement benefit obligation for retirees and other fully eligible participants was $19,635,000 and $18,362,000, respectively. The estimated cost of the benefit obligation for active employees and agents who are not yet fully eligible was $13,065,000 and $12,270,000 for 1994 and 1993, respectively. The discount rate used in determining the accumulated postretirement benefit obligation for 1994 and 1993 were 7.5% and 8.0%, respectively. The 1994 net health care cost trend rate was 11.5%, graded to 5.5% over 12 years, and the 1993 rate was 12.5%, graded to 6% over 13 years.

    The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1994 by $2,182,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1994 by $337,000.

(9) COMMITMENTS AND CONTINGENCIES

The Company reinsures certain individual and group business. At December 31, 1994, policy reserves in the accompanying balance sheet are reflected net of reinsurance ceded of $49,564,000. To the extent that an assuming reinsurer is unable to meet its obligation under its agreement, the Company remains liable.


                                                                     (CONTINUED)

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

(9) COMMITMENTS AND CONTINGENCIES (CONTINUED)

    The Company has long-term commitments to fund venture capital and real estate investments totaling $78,000,000 as of December 31, 1994. The Company estimates that $18,000,000 of these commitments will be paid in 1995 with the remaining $60,000,000 paid over the next five years.

    At December 31, 1994, the Company had guaranteed the payment of $58,400,000 in policyowner dividends payable in 1995. The Company has pledged bonds, valued at $62,809,000, to secure this guarantee.

    The Company is contingently liable under state regulatory requirements for possible assessment pertaining to future insolvencies and impairments of unaffiliated companies.

(10) MUTUAL LIFE INSURANCE COMPANY ACCOUNTING POLICIES

In April 1993 the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." In January 1995 the FASB issued Statement of Financial Accounting Standards No. 120 (Statement), "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and, jointly with the American Institute of Certified Public Accountants, issued a Statement of Position (SOP), "Accounting for Certain Insurance Activities of Mutual Insurance Enterprises." Under Interpretation No. 40, the Statement and SOP, mutual life insurance companies that report their financial statements in conformity with generally accepted accounting principles (GAAP) will be required to apply all related authoritative accounting pronouncements.

    Interpretation No. 40, the Statement and SOP apply to years beginning after December 15, 1995. All of the guidance will require restatement of prior year balances. Applying the provisions of Interpretation No. 40, the Statement and SOP may result in policyholders' surplus and net income (loss) amounts differing from the amounts reported under existing practices. Management has not yet determined the impact of the adoption of GAAP.

    Alternatively, the Company may continue to prepare its financial statements in accordance with statutory accounting practices prescribed or permitted by the Department of Commerce, which will no longer be considered generally accepted accounting principles after December 31, 1995.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                  SCHEDULE I--
                       SUMMARY OF INVESTMENTS--OTHER THAN
                         INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 1994
                                (IN THOUSANDS)

                                                                                                            AMOUNT AT WHICH
                                                                                                             SHOWN IN THE
                                                                                                                BALANCE
TYPE OF INVESTMENT                                                           COST(4)      MARKET VALUE        SHEET(1)(3)
                                                                          -------------  ---------------  -------------------
Bonds:
    United States government and government agencies and authorities      $     210,335   $     200,371     $       210,335
    States, municipalities and political subdivisions                            26,493          25,332              26,493
    Foreign governments                                                          17,691          18,084              17,691
    Public utilities                                                            568,271         547,165             568,271
    Mortgage-backed securities                                                1,554,704       1,476,614           1,554,704
    All other corporate bonds                                                 2,725,055       2,614,705           2,716,010
                                                                          -------------  ---------------  -------------------
        Total bonds                                                           5,102,549       4,882,271           5,093,504
                                                                          -------------  ---------------  -------------------
Equity securities:
    Common stocks:
        Public utilities                                                         19,766          21,233              21,233
        Banks, trusts and insurance companies                                    18,247          25,393              25,393
        Industrial, miscellaneous and all other                                 121,499         163,332             163,332
                                                                          -------------  ---------------  -------------------
            Total equity securities                                             159,512         209,958             209,958
                                                                          -------------  ---------------  -------------------
Mortgage loans on real estate                                                   598,186          xxxxxx             598,186
Real estate (2)                                                                  76,346          xxxxxx              76,346
Policy loans                                                                    185,599          xxxxxx             185,599
Other long-term investments                                                      60,604          xxxxxx              60,604
Short-term investments                                                           92,363          xxxxxx              92,550
                                                                          -------------                   -------------------
            Total                                                         $   1,013,098          xxxxxx     $     1,013,285
                                                                          -------------                   -------------------
Total investments                                                         $   6,275,159          xxxxxx     $     6,316,747
                                                                          -------------                   -------------------
                                                                          -------------                   -------------------

---------
(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,192. Real estate includes property occupied by the Company.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities and bonds, represent non-admitted investments.
(4) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds.

--------------------------------------------------------------------------------


                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                  SCHEDULE V--
                      SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                        AS OF DECEMBER 31,
                                     ---------------------------------------------------------
                                                   FUTURE POLICY
                                      DEFERRED       BENEFITS,                    OTHER POLICY
                                       POLICY      LOSSES, CLAIMS                  CLAIMS AND
                                     ACQUISITION   AND SETTLEMENT    UNEARNED       BENEFITS
             SEGMENT                  COSTS(1)      EXPENSES(3)     PREMIUMS(3)     PAYABLE
-----------------------------------  -----------   --------------   -----------   ------------

1994:
    Life insurance                                   $1,981,469                     $37,909
    Accident and health insurance                       343,241                      15,754
    Annuity considerations                            3,179,279                           7
                                     -----------   --------------   -----------   ------------
        Total                           --            5,503,989        --            53,670
                                     -----------   --------------   -----------   ------------
                                     -----------   --------------   -----------   ------------
1993:
    Life insurance                                   $1,875,570                     $83,365
    Accident and health insurance                       317,825                      14,979
    Annuity considerations                            3,166,944                           7
                                     -----------   --------------   -----------   ------------
        Total                           --           $5,360,339        --           $98,351
                                     -----------   --------------   -----------   ------------
                                     -----------   --------------   -----------   ------------
1992:
    Life insurance                                   $1,686,676                     $39,643
    Accident and health insurance                       292,703                      13,971
    Annuity considerations                            3,011,272                           3
                                     -----------   --------------   -----------   ------------
        Total                           --           $4,990,651        --           $53,617
                                     -----------   --------------   -----------   ------------
                                     -----------   --------------   -----------   ------------

                                                              FOR THE YEARS ENDED DECEMBER 31,
                                     ----------------------------------------------------------------------------------
                                                                                  AMORTIZATION
                                     PREMIUMS AND                  BENEFITS,      OF DEFERRED
                                     ANNUITY AND       NET       CLAIMS, LOSSES      POLICY        OTHER
                                      OTHER FUND    INVESTMENT   AND SETTLEMENT   ACQUISITION    OPERATING    PREMIUMS
             SEGMENT                   DEPOSITS       INCOME        EXPENSES        COSTS(1)     EXPENSES    WRITTEN(2)
-----------------------------------  ------------   ----------   --------------   ------------   ---------   ----------

1994:
    Life insurance                    $  802,265     $196,877      $  608,091                    $230,327
    Accident and health insurance        142,032       32,724          93,634                      71,958
    Annuity considerations               480,055      259,212         652,076                      52,180
                                     ------------   ----------   --------------   ------------   ---------   ----------
        Total                          1,424,352      488,813       1,353,801         --          354,465       --
                                     ------------   ----------   --------------   ------------   ---------   ----------
                                     ------------   ----------   --------------   ------------   ---------   ----------
1993:
    Life insurance                    $  718,232     $193,724      $  538,880                    $220,861
    Accident and health insurance        138,690       31,452          88,857                      72,616
    Annuity considerations               433,032      267,835         626,181                      45,463
                                     ------------   ----------   --------------   ------------   ---------   ----------
        Total                         $1,289,954     $493,011      $1,253,918         --         $338,940       --
                                     ------------   ----------   --------------   ------------   ---------   ----------
                                     ------------   ----------   --------------   ------------   ---------   ----------
1992:
    Life insurance                    $  672,004     $209,325      $  507,921                    $204,283
    Accident and health insurance        135,176       16,927          85,555                      71,190
    Annuity considerations               427,233      259,032         618,077                      39,558
                                     ------------   ----------   --------------   ------------   ---------   ----------
        Total                         $1,234,413     $485,284      $1,211,553         --         $315,031       --
                                     ------------   ----------   --------------   ------------   ---------   ----------
                                     ------------   ----------   --------------   ------------   ---------   ----------

-------------
(1) Does not apply to financial statements of mutual life insurance companies which are prepared on a statutory basis.
(2) Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and settlement expenses.

--------------------------------------------------------------------------------
                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                 SCHEDULE VI--
                                  REINSURANCE
             FOR THE YEARS ENDED DECEMBER 31, 1994, 1993, AND 1992
                                (IN THOUSANDS)

                                                                                     PERCENTAGE
                                              CEDED TO      ASSUMED                  OF AMOUNT
                                   GROSS        OTHER     FROM OTHER                 ASSUMED TO
                                  AMOUNT      COMPANIES    COMPANIES    NET AMOUNT      NET
                                -----------  -----------  -----------  ------------  ----------
1994:
    Life insurance in force     $97,181,118  $13,314,267  $20,555,910  $104,422,761      19.7%
                                -----------  -----------  -----------  ------------     ---
                                -----------  -----------  -----------  ------------     ---
    Premiums, annuity
      considerations and fund
      deposits:
        Life insurance          $   792,087  $   48,773   $   58,951   $    802,265       7.3%
        Accident and health
          insurance                 150,876      10,145        1,301        142,032       0.9%
        Annuity                     480,055      --           --            480,055    --
                                -----------  -----------  -----------  ------------     ---
            Total premiums*,
              annuity
              considerations
              and fund
              deposits          $ 1,423,018  $   58,918   $   60,252   $  1,424,352       4.2%
                                -----------  -----------  -----------  ------------     ---
                                -----------  -----------  -----------  ------------     ---
1993:
    Life insurance in force     $93,206,579  $11,674,202  $19,758,935  $101,291,312      19.5%
                                -----------  -----------  -----------  ------------     ---
                                -----------  -----------  -----------  ------------     ---
    Premiums, annuity
      considerations and fund
      deposits:
        Life insurance          $   704,172  $   43,313   $   57,373   $    718,232       8.0%
        Accident and health
          insurance                 147,229       9,699        1,160        138,690       0.8%
        Annuity                     433,032      --           --            433,032    --
                                -----------  -----------  -----------  ------------     ---
            Total premiums*,
              annuity
              considerations
              and fund
              deposits          $ 1,284,433  $   53,012   $   58,533   $  1,289,954       4.5%
                                -----------  -----------  -----------  ------------     ---
                                -----------  -----------  -----------  ------------     ---
1992:
    Life insurance in force     $89,317,556  $8,962,842   $17,182,599  $ 97,537,313      17.6%
                                -----------  -----------  -----------  ------------     ---
                                -----------  -----------  -----------  ------------     ---
    Premiums, annuity
      considerations and fund
      deposits:
        Life insurance          $   661,835  $   37,038   $   47,207   $    672,004       7.0%
        Accident and health
          insurance                 143,432       9,424        1,168        135,176       0.9%
        Annuity                     427,233      --           --            427,233    --
                                -----------  -----------  -----------  ------------     ---
            Total premiums*,
              annuity
              considerations
              and fund
              deposits          $ 1,232,500  $   46,462   $   48,375   $  1,234,413       3.9%
                                -----------  -----------  -----------  ------------     ---
                                -----------  -----------  -----------  ------------     ---

------------
* There are no premiums related to either property and liability or title insurance.

                                   APPENDIX A

Calculation of Accumulation Unit Values

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Index 500 Sub-Account on the immediately preceding valuation period was $1.000000. Assume the following about the Series Fund Index 500 Portfolio:
(a) the net asset value per share of the Index 500 Portfolio was $1.394438 at the end of the current valuation period; (2) the Index 500 Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Index 500 Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.003300 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Index 500 Sub-Account expenses from the gross investment rate. Total Index 500 Sub-Account expenses of .000040 is equal to .000034 for mortality and risk expense charge (the daily equivalent of .85% assuming 252 valuation dates per year) plus .000006 for contract administrative charge (the daily equivalent of .15% assuming 252 valuation dates per year). The net investment rate equals 1.003269 (1.003309 minus .000040).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($1.00000) multiplied by the net investment factor for the current valuation period (1.003269), which produces $1.003269.

Calculation of Annuity Unit Values and Variable Annuity Payment

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than six years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696. Multiplying this ratio by .996338 to neutralize the assumed investment rate of 4.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005002. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.105502.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.105502), which produces a second monthly annuity payment of $227.80.

                                     PART C

                               OTHER INFORMATION

                   Minnesota Mutual Group Variable Annuity Account

                    Cross Reference Sheet to Other Information

                                    Form N-4

 Item
Number
------
   24.        Financial Statements and Exhibits

   25.        Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.        Number of Contract Owners

   28.        Indemnification

   29.        Principal Underwriters

   30.        Location of Accounts and Records

   31.        Management Services

   32.        Undertakings

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Minnesota Mutual Group
    Variable Annuity Account for the period ended December 31,
    1994, are included in Part B of this filing and consist of the following:

    1.  Independent Auditors' Report - Minnesota Mutual Group
        Variable Annuity Account

    2.  Statement of Assets and Liabilities - Minnesota Mutual
        Group Variable Annuity Account

    3.  Statements of Operations - Minnesota Mutual Group
        Variable Annuity Account

    4.  Statements of Changes in Net Assets - Minnesota
        Mutual Group Variable Annuity Account

    5.  Notes to Financial Statements - Minnesota Mutual
        Group Variable Annuity Account

(b) Audited Financial Statements of The Minnesota Mutual Life
    Insurance Company for the period ended December 31, 1994, are included in Part B of this filing and consist of the following:

    1.  Independent Auditors' Report - The Minnesota Mutual
        Life Insurance Company

    2.  Balance Sheets - The Minnesota Mutual Life Insurance Company

    3.  Statements of Operations and Policyowners' Surplus -
        The Minnesota Mutual Life Insurance Company

    4.  Statements of Cash Flows - The Minnesota Mutual Life
        Insurance Company

    5.  Notes to Financial Statements - The Minnesota Mutual
        Life Insurance Company

    6.  Summary of Investments - Other than Investments in
        Related Parties - The Minnesota Mutual Life Insurance
        Company

    7.  Supplementary Insurance Information - The Minnesota
        Mutual Life Insurance Company

    8.  Reinsurance - The Minnesota Mutual Life Insurance Company

    9.  Short-term Borrowings - The Minnesota Mutual Life
        Insurance Company

(c) Exhibits

    1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota
        Mutual Group Variable Annuity Account, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    2.   Not applicable.

    3. (a) Form of Distribution Agreement, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (b)  Form of Broker-Dealer Sales Agreement,
             previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    4.  (a)  The specimen copy of the Group Deferred
             Variable Annuity Contract, form number 94-9310, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (b)  The specimen copy of the Participant's
             Certificate of Insurance, form number 94-9311, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (c)  The specimen copy of the Annuitization
             Endorsement, form number 94-9312, previously filed on May 31, 1994, as this Exhibit to Registrant's
             Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (d)  The specimen copy of the Group Deferred Variable
             Annuity Contract, form number 95-9330.


        (e) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9331.


        (f) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9332.


        (g) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9333.


        (h) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9338.

    5.  (a)  Application, form number F. 18210 Rev. 12-81,
             Contract Owner Application, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (b)  Application, form number MSRS 240 Rev. 9-94,
             Participant Application, previously filed as this Exhibit to Registrant's Form N-4, Pre-Effective
             Amendment Number 1, File Number 33-79534, is hereby incorporated by reference.


        (c)  Annuity Application, form number 95-9325.


        (d)  Group TSA Variable Annuity Application, form number
             95-9329.

    6.  (a)  The Articles of Re-Incorporation of The
             Minnesota Mutual Life Insurance Company, previously filed on August 25, 1995, as this Exhibit 6(a) to Form N-4, File Number 33-62147, is hereby incorporated by reference.

        (b) The By-Laws of The Minnesota Mutual Life Insurance Company, previously filed on August 25, 1995, as this Exhibit 6(b) to Form N-4, File Number 33-62147, is hereby incorporated by reference.

    7.  Not applicable.

    8. Deferred Compensation Business Plan Agreement, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

    9.  Opinion and Consent of Donald F. Gruber, Esq.

   10.  (a)  Consent of KPMG Peat Marwick LLP.

        (b)  The Minnesota Mutual Life Insurance Company
             Board of Trustees' Power of Attorney to Sign
             Registration Statement.

   11.  Not applicable.

   12.  Not applicable.

   13.  Schedule for Computation of Performance Quotations.

        (a)  Money Market Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (b) Index 500 Segregated Sub-Account Performance Calculations, previously filed on May 31, 1994, as this Exhibit to Registrant's Form N-4, File Number 33-79534, is hereby incorporated by reference.

        (c)  Long-Term Corporate Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (d)  Vanguard/Wellington Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (e)  Fidelity Contrafund Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (f)  Scudder International Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

        (g)  Janus Twenty Segregated Sub-Account
             Performance Calculations, previously filed on May
             31, 1994, as this Exhibit to Registrant's Form N-4,
             File Number 33-79534, is hereby incorporated by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal           Positions and Offices       Positions and Offices
 Business Address           with Insurance Company          with Registrant
------------------          ----------------------       ----------------------
Anthony L. Andersen           Trustee                            None
H. B. Fuller Company
2400 Energy Park Drive
St. Paul, MN 55108




John F. Grundhofer            Trustee                            None
First Bank System, Inc.
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302


Lloyd P. Johnson              Trustee                            None
Norwest Corporation
4900 IDS Ctr.
80 S. 8th Street
Minneapolis, MN 55479

Harold V. Haverty             Trustee                            None
Deluxe Corporation
1080 West County Road F
Shoreview, MN 55126-8201

David S. Kidwell, Ph.D.       Trustee                            None
The Curtis L. Carlson
School of Management
University of Minnesota
271 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.         Trustee                            None
General Mills Foundation
P.O. Box 1113
Minneapolis, MN 55440

Thomas E. Rohricht            Trustee                            None
Doherty, Rumble & Butler
Professional Association
2800 Minnesota World
Trade Center
30 East Seventh Street
St. Paul, MN 55101-4999

Terry N. Saario, Ph.D.        Trustee                            None
Northwest Area Foundation
E-1201 First National
Bank Bldg
332 Minnesota Street
St. Paul, MN 55101-1373


Robert L. Senkler             Chairman,                          None
The Minnesota Mutual          President and Chief
Life Insurance                Executive Officer
Company
400 Robert Street North
St. Paul, MN 55101


Michael E. Shannon            Trustee                            None
Ecolab, Inc.
Ecolab Center
St. Paul, MN  55102

Frederick T. Weyerhaeuser     Trustee                            None
Clearwater Management
Company
2090 First National Bank
Building
St. Paul, MN 55101

John F. Bruder                Senior Vice President              None
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Vice President                     None
400 Robert Street North
St. Paul, MN 55101

Paul H. Gooding               Vice President and                 None
400 Robert Street North       Treasurer
St. Paul, MN 55101

Robert E. Hunstad             Executive Vice President           None
400 Robert Street North
St. Paul, MN 55101

James E. Johnson              Senior Vice President              None
400 Robert Street North       and Actuary
St. Paul, MN 55101

Joel W. Mahle                 Vice President                     None
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky           Vice President, General            None
400 Robert Street North       Counsel and Secretary
St. Paul, MN 55101

Gregory S. Strong             Vice President and                 None
400 Robert Street North       Actuary
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President              None
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Senior Vice President              None
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          MIMLIC Asset Management Company
          The Ministers Life Insurance Company
          MIMLIC Corporation
          Minnesota Fire and Casualty Company
          Northstar Life Insurance Company (New York)
          Robert Street Energy, Inc.

Open-end registered investment company offering shares solely to separate accounts of The Minnesota Mutual Life Insurance Company:

          MIMLIC Series Fund, Inc.

Wholly-owned subsidiary of MIMLIC Asset Management Company:
          MIMILIC Sales Corporation
          Advantus Capital Management, Inc.

Wholly-owned subsidiaries of MIMLIC Corporation:

          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MIMLIC Venture Corporation
          Personal Finance Company (Delaware)
          Wedgewood Valley Golf, Inc.
          Ministers Life Resources, Inc.
          Enterprise Holding Corporation

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          Financial Ink Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation

Wholly-owned subsidiaries of Minnesota Fire and Casualty Company:

          Viking Fire Insurance Company (New York)
          HomePlus Insurance Company
          HomePlus Agency, Inc.

Majority-owned subsidiary of MIMLIC Imperial Corporation:

          J. H. Shoemaker Advisory Corporation

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Wholly-owned subsidiary of Oakleaf Service Corporation:

          New West Agency, Inc. (Oregon)

Majority-owned subsidiaries of The Minnesota Mutual Life
Insurance Company:

          MIMLIC Life Insurance Company (Arizona)
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:

          Advantus Horizon Fund, Inc.
          Advantus Bond Fund, Inc.

Less than 25% owned subsidiaries of The Minnesota Mutual Life
Insurance Company:

          Advantus Money Market Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.

     Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 29, 1995, the number of Contract Participants for this Registration Statement were as follows:


                                                  Number of Record
         Title of Class                                Holders

  Group Variable Annuity Contracts                      18,695

ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account pursuant to the foregoing provisions, or otherwise, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Group Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) The principal underwriter is MIMLIC Sales Corporation.  MIMLIC
    Sales Corporation also is the principal underwriter for ten other organized mutual funds (Advantus Spectrum Fund, Inc., MIMLIC Cash Fund, Inc., Advantus Bond Fund, Inc., Advantus Horizon
    Fund, Inc., Advantus Money Market Fund, Inc., Advantus
    Mortgage Securities Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., MIMLIC Series Fund, Inc.) and for four additional separate accounts of The Minnesota Mutual Life Insurance Company, all which offer contracts on a variable basis.

(b) Directors and officers of the Underwriter.

DIRECTORS AND OFFICERS

Name and Principal           Positions and Offices       Positions and Offices
 Business Address              with Underwriter             with Registrant
------------------          ----------------------       ----------------------

Robert E. Hunstad           Chairman of the Board              None
400 Robert Street North      and Director
St. Paul, Minnesota 55101

Bardea C. Huppert             President and Chief                None
400 Robert Street North        Operating and
St. Paul, Minnesota 55101      Compliance Officer

Derick R. Black               Vice President and                 None
400 Robert Street North        Chief Compliance
St. Paul, Minnesota 55101      Officer


Margaret Milosevich           Vice President, Chief              None
400 Robert Street North        Operations Officer
St. Paul, Minnesota 55101      and Treasurer


Dennis E. Prohofsky           Secretary and                      None
400 Robert Street North        Director
St. Paul, Minnesota 55101

Thomas L. Clark               Assistant Secretary                None
400 Robert Street North
St. Paul, Minnesota 55101

Kevin Collier                 Assistant Secretary                None
400 Robert Street North
St. Paul, Minnesota 55101

(c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

 Name of      Net Underwriting    Compensation on
Principal      Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization      Commissions  Compensation
-----------   ----------------    ---------------     -----------  ------------
MIMLIC Sales
Corporation           $0*

*Note: This figure does not include compensation paid to registered representatives of MIMLIC Sales Corporation who are also licensed sales representatives of Minnesota Mutual. These registered representatives are paid directly by Minnesota Mutual on behalf of MIMLIC Sales Corporation.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of The Minnesota Mutual
Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Minnesota Mutual Group Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 1st day of November, 1995.


                                                      MINNESOTA MUTUAL GROUP
                                                      VARIABLE ANNUITY ACCOUNT
                                                            (Registrant)

                                                  By: THE MINNESOTA MUTUAL LIFE
                                                       INSURANCE COMPANY
                                                          (Depositor)



                                                  By /s/ Robert L. Senkler
                                                    -------------------------
                                                        Robert L. Senkler
                                                  Chairman, President and Chief
                                                       Executive Officer




Pursuant to the requirements of the Securities Act of 1933, the Depositor, The Minnesota Mutual Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 1st day of November, 1995.


                                                  THE MINNESOTA MUTUAL LIFE
                                                       INSURANCE COMPANY



                                                  By /s/ Robert L. Senkler
                                                    -------------------------
                                                        Robert L. Senkler
                                                  Chairman, President and Chief
                                                       Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


     Signature                Title                           Date
     ---------                -----                           ----

Robert L. Senkler*         Chairman,       )
---------------------   President and Chief)
Robert L. Senkler       Executive Officer  )
                                           )
Anthony L. Andersen*                Trustee)
---------------------                      )
Anthony L. Andersen                        )
                                           )
John F. Grundhofer*                 Trustee)
---------------------                      )
John F. Grundhofer                         )
                                           )
Harold V. Haverty*                  Trustee)
---------------------                      )
Harold V. Haverty                          )
                                           )
Lloyd P. Johnson*                   Trustee)
---------------------                      )   By /s/ Dennis E Prohofsky
Lloyd P. Johnson                           )      ------------------------
                                           )          Dennis E. Prohofsky
David S. Kidwell, Ph.D.*            Trustee)            Attorney-in-Fact
---------------------                      )
David S. Kidwell, Ph.D.                    )   Dated: November 1, 1995
                                           )
Reatha C. King, Ph.D.*              Trustee)
---------------------                      )
Reatha C. King, Ph.D.                      )
                                           )
Thomas E. Rohricht*                 Trustee)
---------------------                      )
Thomas E. Rohricht                         )
                                           )
---------------------               Trustee)
Terry N. Saario, Ph.D.                     )
                                           )
---------------------               Trustee)
Michael E. Shannon                         )
                                           )
Frederick T. Weyerhaeuser*          Trustee)
---------------------                      )
Frederick T. Weyerhaeuser                  )


------------------

*Registrant's Officer and Trustee executing power of attorney dated February 13, 1995, a copy of which is filed herewith.

                                 EXHIBIT INDEX



Exhibit Number         Description of Exhibit
---------------        ----------------------

      4(d)             The specimen copy of the
                       Group Deferred Variable
                       Annuity Contract, form
                       number 95-9330.

      4(e)             The specimen copy of the
                       Group Deferred Variable
                       Annuity Certificate, form
                       number 95-9331.

      4(f)             The specimen copy of the
                       Group Deferred Variable
                       Annuity Contract, form
                       number 95-9332.

      4(g)             The specimen copy of the
                       Group Deferred Variable
                       Annuity Certificate, form
                       number 95-9333.

      4(h)             The specimen copy of the
                       Group Deferred Variable
                       Annuity Certificate, form
                       number 95-9338.

      5(c)             Annuity Application, form
                       number 95-9325.

      5(d)             Group TSA Variable Annuity
                       Application, form number
                       95-9329

      9                Opinion and Consent of
                       Donald F. Gruber, Esq.

     10(a)             Consent of KPMG Peat Marwick LLP

     10(b)             The Minnesota Mutual Life
                       Insurance Company Board of
                       Trustees' Power of Attorney to
                       Sign Registration Statement